UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1.  Schedule of Investments.

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares	Security Description	Rate	Value
Long Positions - 90.4%
Equity Securities - 0.4%
Preferred Stock - 0.4%
Telecommunication Services - 0.4%
1,700	Frontier Communications Corp., Class A (a)	11.13%	$169,830
Total Preferred Stock			169,830
(Cost $170,000)

Total Equity Securities				169,830
(Cost $170,000)

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 86.5%
Corporate Convertible Bonds - 44.5%
Consumer Discretionary - 2.8%
$250,000	Ctrip.com International, Ltd. (a)(b)	1.00%	07/01/20	244,844
100,000	Ctrip.com International, Ltd. (a)(b)	1.99	07/01/25	97,562
500,000	JAKKS Pacific, Inc. (a)(b)	4.88	06/01/20	568,125
230,000	M/I Homes, Inc. (a)	3.25	09/15/17	272,104
				1,182,635

Consumer Staples - 13.5%
500,000	Acorda Therapeutics, Inc. (a)	1.75	06/15/21	508,750
375,000	Albany Molecular Research, Inc. (a)	2.25	11/15/18	526,172
500,000	Ascent Capital Group, Inc. (a)	4.00	07/15/20	387,813
750,000	Carriage Services, Inc. (a)	2.75	03/15/21	899,062
750,000	Depomed, Inc. (a)	2.50	09/01/21	962,812
650,000	Endologix, Inc. (a)	2.25	12/15/18	628,469
500,000	Healthways, Inc. (a)	1.50	07/01/18	468,438
125,000	Ironwood Pharmaceuticals, Inc. (a)(b)	2.25	06/15/22	123,047
750,000	Monster Worldwide, Inc. (a)(b)	3.50	10/15/19	1,040,156
300,000	Protalix BioTherapeutics, Inc. (a)	4.50	09/15/18	228,000
				5,772,719
Energy - 3.4%
570,000	Clean Energy Fuels Corp. (a)(b)	5.25	10/01/18	415,031
125,000	Energy XXI, Ltd. (a)	3.00	12/15/18	30,625
300,000	Helix Energy Solutions Group, Inc. (a)	3.25	03/15/32	285,375
325,000	InterOil Corp.	2.75	11/18/15	335,359

Principal	Security Description	Rate	Maturity	Value
$350,000	Renewable Energy Group, Inc. (a)	2.75%	06/15/19	$373,188
				1,439,578
Financial - 3.0%
570,000	Encore Capital Group Inc (a)	3.00	07/01/20	609,544
400,000	Forestar Group, Inc. (a)	3.75	03/01/20	354,500
400,000	FXCM, Inc. (a)	2.25	06/15/18	340,250
				1,304,294
Healthcare - 4.3%
500,000	Emergent BioSolutions, Inc. (a)	2.88	01/15/21	620,625
500,000	Insulet Corp. (a)	2.00	06/15/19	485,000
750,000	Quidel Corp. (a)	3.25	12/15/20	752,344
				1,857,969
Industrial - 4.7%
300,000	Altra Industrial Motion Corp. (a)	2.75	03/01/31	346,125
550,000	Fluidigm Corp. (a)	2.75	02/01/34	485,031
1,000,000	TTM Technologies, Inc. (a)	1.75	12/15/20	1,169,375
				2,000,531
Information Technology - 4.8%
500,000	Avid Technology, Inc. (a)(b)	2.00	06/15/20	457,813
500,000	inContact, Inc. (a)(b)	2.50	04/01/22	495,937
500,000	Interactive Intelligence Group, Inc. (a)(b)	1.25	06/01/20	482,812
500,000	Quantum Corp. (a)	4.50	11/15/17	597,500
				2,034,062
Materials - 1.7%
400,000	Horsehead Holding Corp. (a)	3.80	07/01/17	409,250
400,000	Silver Standard Resources, Inc. (a)(b)	2.88	02/01/33	308,000
				717,250
Telecommunication Services - 4.6%
500,000	Blucora, Inc. (a)	4.25	04/01/19	497,500
500,000	j2 Global, Inc. (a)	3.25	06/15/29	582,188
500,000	Vipshop Holdings, Ltd. (a)	1.50	03/15/19	637,500
250,000	Web.com Group, Inc. (a)	1.00	08/15/18	248,750
				1,965,938
Utilities - 1.7%
1,000,000	EnerNOC, Inc. (a)(b)	2.25	08/15/19	724,375
Total Corporate Convertible Bonds				18,999,351
(Cost $18,306,839)

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 42.0%
Consumer Discretionary - 9.2%
$225,000	Caleres, Inc.	7.13%	05/15/19	$234,337
600,000	HD Supply, Inc.	11.00	04/15/20	670,740
567,000	K Hovnanian Enterprises, Inc.	11.88	10/15/15	581,884
495,000	K Hovnanian Enterprises, Inc.	7.50	05/15/16	502,425
850,000	MGM Resorts International	6.63	07/15/15	850,935
578,000	Star Gas Partners LP / Star Gas Finance Co.	8.88	12/01/17	604,371
480,000	The Goodyear Tire & Rubber Co.	8.25	08/15/20	503,640
				3,948,332
Consumer Staples - 4.7%
1,000,000	Bumble Bee Holdings, Inc. (b)	9.00	12/15/17	1,051,250
1,000,000	Cenveo Corp. (b)	6.00	08/01/19	945,000
				1,996,250
Energy - 3.3%
1,000,000	Gastar Exploration, Inc.	8.63	05/15/18	942,500
821,000	Walter Energy, Inc. (b)	9.50	10/15/19	447,445
				1,389,945
Financial - 4.2%
467,000	iStar Financial, Inc.	9.00	06/01/17	509,614
750,000	Realogy Group, LLC (b)	7.63	01/15/20	798,000
500,000	Realogy Group, LLC / The Sunshine Group Florida, Ltd. (a)(b)	3.38	05/01/16	501,250
				1,808,864
Industrial - 3.6%
1,000,000	International Wire Group Holdings, Inc. (b)	8.50	10/15/17	1,037,500
452,000	Quality Distribution, LLC / QD Capital Corp.	9.88	11/01/18	476,295
				1,513,795
Information Technology - 3.5%
1,000,000	EarthLink Holdings Corp.	7.38	06/01/20	1,045,000
431,000	First Data Corp. (b)	8.88	08/15/20	454,166
				1,499,166
Materials - 2.3%
1,000,000	ArcelorMittal	4.50	08/05/15	1,000,935

Telecommunication Services - 11.2%
1,500,000	Crown Media Holdings, Inc.	10.50	07/15/19	1,586,250

Principal	Security Description	Rate	Maturity	Value
$750,000	FairPoint Communications, Inc. (b)	8.75%	08/15/19	$782,813
500,000	iHeartCommunications, Inc.	9.00	12/15/19	478,375
442,000	Level 3 Financing, Inc.	8.63	07/15/20	473,470
250,000	Nielsen Finance LLC / Nielsen Finance Co.	4.50	10/01/20	249,688
155,000	Videotron, Ltd.	9.13	04/15/18	157,906
1,000,000	Windstream Services, LLC	7.88	11/01/17	1,066,250
				4,794,752

Total Corporate Non-Convertible Bonds	17,952,039
(Cost $18,323,582)
Total Fixed Income Securities	36,951,390
(Cost $36,630,421)

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 3.4%
Commercial Paper - 3.4%
625,000	Arrow Electronics, Inc. (c)	0.80	07/09/15	624,889
850,000	Wyndham Worldwide Corp. (c)	0.85	07/13/15	849,759
Total Commercial Paper				1,474,648
(Cost $1,474,648)
Total Short-Term Investments				1,474,648
Cost $1,474,648)

Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 0.1%
Put Options Purchased - 0.1%
90	SPDR S&P 500 ETF	$199.00	10/15	45,135
Total Put Options Purchased				45,135
(Premiums Paid $29,631

Total Purchased Options	45,135
(Premiums Paid $29,631)
Total Long Positions - 90.4%	$38,641,003
(Cost $38,304,700)*
Total Short Positions - (20.4)%	(8,701,923)
(Proceeds $(8,781,336))*
Total Written Options - (0.1)%	(28,523)
(Premiums Received $(20,488))*
Other Assets & Liabilities, Net – 30.0%	12,827,107
Net Assets – 100.0%	$42,737,664

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2015

Shares	Security Description	Value
Short Positions - (20.4)%
Common Stock - (20.4)%
Consumer Discretionary - (1.3)%
(1,179)	Ctrip.com International, Ltd., ADR	$(85,619)
(34,232)	JAKKS Pacific, Inc.	(338,554)
(6,200)	M/I Homes, Inc.	(152,954)
		(577,127)

Consumer Staples - (7.2)%
(7,328)	Acorda Therapeutics, Inc.	(244,242)
(18,800)	Albany Molecular Research, Inc.	(380,136)
(2,000)	Ascent Capital Group, Inc., Class A	(85,480)
(23,400)	Carriage Services, Inc.	(558,792)
(17,102)	Cenveo, Inc.	(36,256)
(30,169)	Depomed, Inc.	(647,427)
(11,159)	Endologix, Inc.	(171,179)
(12,926)	Healthways, Inc.	(154,853)
(3,700)	Ironwood Pharmaceuticals, Inc.	(44,622)
(110,764)	Monster Worldwide, Inc.	(724,397)
(16,068)	Protalix BioTherapeutics, Inc.	(31,333)
		(3,078,717)

Energy - (0.8)%
(9,300)	Clean Energy Fuels Corp.	(52,266)
(9,000)	Gastar Exploration, Inc.	(27,810)
(3,420)	Helix Energy Solutions Group, Inc.	(43,194)
(17,737)	Renewable Energy Group, Inc.	(205,040)
		(328,310)

Financial - (1.2)%
(8,802)	Encore Capital Group, Inc.	(376,198)
(8,971)	Forestar Group, Inc.	(118,058)
(5,300)	FXCM, Inc., Class A	(7,685)
		(501,941)

Healthcare - (1.9)%
(10,172)	Emergent BioSolutions, Inc.	(335,167)
(5,193)	Insulet Corp.	(160,905)
(14,712)	Quidel Corp.	(337,641)
		(833,713)

Industrial - (2.4)%
(7,193)	Altra Industrial Motion Corp.	(195,506)
(3,898)	Fluidigm Corp.	(94,331)
(73,606)	TTM Technologies, Inc.	(735,324)
		(1,025,161)

Information Technology - (2.1)%
(10,595)	Avid Technology, Inc.	(141,337)
(22,908)	inContact, Inc.	(226,102)
(4,501)	Interactive Intelligence Group, Inc.	(200,160)
(205,613)	Quantum Corp.	(345,430)
		(913,029)

Materials - (0.6)%
(15,791)	Horsehead Holding Corp.	(185,071)
(8,182)	Silver Standard Resources, Inc.	(51,383)
		(236,454)

Shares	Security
	Description

Telecommunication Services - (2.5)%
(8,500)	Blucora, Inc.	(137,275)
(30,500)	Frontier Communications Corp.	(150,975)
(4,445)	j2 Global, Inc.	(301,993)
(18,000)	Vipshop Holdings, Ltd., ADR	(400,500)
(2,572)	Web.com Group, Inc.	(62,294)
		(1,053,037)

Utilities - (0.4)%
(15,921)	EnerNOC, Inc.	(154,434)

Total Common Stock
(Proceeds $(8,781,336))	(8,701,923)
Total Short Positions - (20.4)%
(Proceeds $(8,781,336))	$(8,701,923)

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.1)%

Call Options Written - (0.0)%
(100)	Gastar Exploration, Inc.	$2.50	09/15	$(7,250)
(50)	Gastar Exploration, Inc.	2.50	12/15	(4,375)
(90)	Walter Energy, Inc.	1.00	09/15	(270)
(75)	Walter Energy, Inc.	1.00	01/16	(338)
Total Call Options Written				(12,233)
(Premiums Received $(11,183))
Put Options Written - (0.1)%
(90)	SPDR S&P 500 ETF	180.00	10/15	(16,290)
Total Put Options Written
(Premiums Received $(9,305))				(16,290)
Total Written Options - (0.1)%
(Premiums Received $(20,488))				$(28,523)

ABSOLUTE CREDIT OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2015

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $10,975,126 or 25.7% of net assets.
(c)	Rate presented is yield to maturity.

At June 30, 2015, the Fund held the following credit default swap agreements:

Credit Default Swaps – Buy Protection

Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 06/30/15(1)	Notional Amount	Net Unrealized Depreciation
Goldman Sachs & Co.	Carnival Corp, 6.65%, 01/15/28	1.00%	03/20/20	0.45	$5,000,000	$(40,210)
Goldman Sachs & Co.	Dow Chemical Co., 7.38%, 11/01/29	1.00%	03/20/20	0.63	5,000,000	(80,931)
Goldman Sachs & Co.	Eastman Chemical Co., 7.60%, 02/01/27	1.00%	06/20/20	0.67	5,000,000	(47,561)
BNP Paribas	Host Hotels & Resorts, Inc., 4.75%, 03/01/23	1.00%	09/20/20	0.85	5,000,000	(55,767)
BNP Paribas	Ryder System, Inc., 6.95%, 12/01/25	1.00%	09/20/20	0.62	5,000,000	15,898
						$(208,571)

(1)   Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,097,546
Gross Unrealized Depreciation	(1,689,865)
Net Unrealized Appreciation	$407,681

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2015

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Preferred Stock
Telecommunication Services	$169,830	$-	$-	$169,830
Corporate Convertible Bonds	-	18,999,351	-	18,999,351
Corporate Non-Convertible Bonds	-	17,952,039	-	17,952,039
Commercial Paper	-	1,474,648	-	1,474,648
Purchased Options	-	45,135	-	45,135
Total Investments At Value	$169,830	$38,471,173	$-	$38,641,003
Other Financial Instruments**
Credit Default Swaps	-	15,898	-	15,898
Total Assets	$169,830	$38,487,071	$-	$38,656,901

ABSOLUTE CREDIT OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2015

Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock	$(8,701,923)	$-	$-	$(8,701,923)
Total Securities Sold Short	$(8,701,923)	$-	$-	$(8,701,923)
Other Financial Instruments**

Written Options	(28,523)	-	-	(28,523)
Credit Default Swaps	-	(224,469)	-	(224,469)
Total Other Financial Instruments**	$(28,523)	$(224,469)	$-	$(252,992)
Total Liabilities	$(8,730,446)	$(224,469)	$-	$(8,954,915)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares	Security Description	Value

Long Positions – 76.0%
Equity Securities – 33.8%
Common Stock – 33.3%
Consumer Discretionary - 3.8%
51,100	American Airlines Group, Inc. (a)(b)	$2,040,679
70,560	American Eagle Outfitters, Inc.	1,215,043
3,251	Beacon Roofing Supply, Inc. (c)	107,998
56,885	Bed Bath & Beyond, Inc. (b)(c)(d)	3,923,927
24,860	CVS Health Corp. (b)(d)	2,607,317
22,000	eBay, Inc. (c)	1,325,280
107,635	GameStop Corp., Class A (d)	4,624,000
139,205	General Motors Co. (a)(d)	4,639,703
3,325	Google, Inc., Class A (c)(d)	1,795,633
3,355	Google, Inc., Class C (a)(b)(c)(d)	1,746,311
70,930	Green Plains Partners LP (c)	1,100,124
37,080	Harley-Davidson, Inc. (b)	2,089,458
23,989	Jack in the Box, Inc. (d)	2,114,870
54,870	Kohl's Corp. (a)(b)(d)	3,435,411
17,107	La Quinta Holdings, Inc. (c)	390,895
16,934	Lithia Motors, Inc., Class A (d)	1,916,252
184,392	Luby's, Inc. (c)	894,301
18,346	Red Robin Gourmet Burgers, Inc. (c)	1,574,454
48,785	SeaWorld Entertainment, Inc.	899,595
12,371	Starwood Hotels & Resorts Worldwide, Inc.	1,003,164
21,620	The Walt Disney Co. (b)(d)	2,467,707
24,116	Tractor Supply Co. (d)	2,168,993
65,065	Viacom, Inc., Class B (a)(b)(d)	4,205,802
25,401	Vitamin Shoppe, Inc. (c)	946,695
23,785	Wal-Mart Stores, Inc. (b)(d)	1,687,070
		50,920,682

Consumer Staples – 9.7%
28,000	Aggreko PLC	624,680
147,000	Avon Products, Inc.	920,220
29,635	Calavo Growers, Inc.	1,538,945
504,161	Cott Corp. (d)	4,930,695
20,000	Diageo PLC, ADR	2,320,800
58,164	Diamond Foods, Inc. (c)(d)	1,825,186
145,000	Express Scripts Holding Co. (b)(c)	12,896,300
69,831	Great Lakes Dredge & Dock Corp. (c)(d)	416,193
90,000	Hengan International Group Co., Ltd.	1,066,950
27,992	Kraft Foods Group, Inc.	2,383,239
125,000	McCormick & Co., Inc., Non-Voting Shares	10,118,750
189,000	Nestle SA, ADR	13,638,240
80,000	PepsiCo, Inc.	7,467,200
90,783	Pernix Therapeutics Holdings, Inc. (c)(d)	537,435
39,715	Phibro Animal Health Corp., Class A (d)	1,546,502
150,000	Philip Morris International, Inc.	12,025,500

Shares	Security Description	Value

39,915	Post Holdings, Inc. (c)(d)	$2,152,616
74,489	RPX Corp. (c)(d)	1,258,864
239,000	Sanofi, ADR	11,837,670
399,000	Sysco Corp.	14,403,900
140,000	The Coca-Cola Co. (b)	5,492,200
104,000	The Procter & Gamble Co.	8,136,960
842,401	TherapeuticsMD, Inc. (c)(d)	6,621,272
113,839	Tyson Foods, Inc., Class A (d)	4,852,957
39,722	Zoetis, Inc. (d)	1,915,395
		130,928,669

Energy – 3.2%
35,690	Baker Hughes, Inc. (d)	2,202,073
13,674	Cheniere Energy Partners LP (d)	421,843
36,867	Columbia Pipeline Partners LP	929,048
44,305	Cone Midstream Partners LP (d)	784,198
17,500	ConocoPhillips	1,074,675
11,849	Diamond Offshore Drilling, Inc. (d)	305,823
21,500	Exxon Mobil Corp.	1,788,800
36,765	FMC Technologies, Inc. (c)(d)	1,525,380
63,836	Green Plains, Inc.	1,758,682
101,645	Halliburton Co. (b)(d)	4,377,850
14,804	Kinder Morgan, Inc. (d)	568,326
96,043	Matrix Service Co. (c)(d)	1,755,666
54,060	Noble Corp. PLC (d)	831,983
14,664	Plains GP Holdings LP	378,918
97,460	Schlumberger, Ltd. (a)(b)(d)	8,400,077
14,242	SemGroup Corp., Class A (d)	1,131,954
34,415	Southcross Energy Partners LP	382,007
390,000	Spectra Energy Corp.	12,714,000
39,909	Tallgrass Energy GP LP (c)	1,283,074
12,384	Tallgrass Energy Partners LP (d)	595,423
		43,209,800

Financial – 4.6%
36,765	American Express Co. (a)(b)(d)	2,857,376
153,875	American International Group, Inc. (a)(b)(d)	9,512,552
244,490	Bank of America Corp. (a)(b)(d)	4,161,220
6	Berkshire Hathaway, Inc., Class A (c)	1,229,100
24,125	Berkshire Hathaway, Inc., Class B (a)(b)(c)(d)	3,283,654
64,880	Citigroup, Inc. (a)(d)	3,583,971
297,828	Global Cash Access Holdings, Inc. (c)(d)	2,305,189
57,141	Gramercy Property Trust, Inc. REIT (d)	1,335,385
22,616	InfraREIT, Inc. REIT	641,390
83,680	JPMorgan Chase & Co. (a)(b)(d)	5,670,157
74,285	Leucadia National Corp. (d)	1,803,640
85,108	Levy Acquisition Corp. (c)	1,295,344
48,538	NorthStar Asset Management Group, Inc. (d)	897,467
37,595	NorthStar Realty Finance Corp. REIT	597,760
177,410	Ocwen Financial Corp. (c)(d)	1,809,582
30,000	The Bancorp, Inc. (c)	278,400

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares	Security Description		Value

228,000	The Bank of New York Mellon Corp. (b)		$9,569,160
220,000	WR Berkley Corp.		11,424,600
			62,255,947

Healthcare – 1.1%
24,368	Alere, Inc. (c)(d)		1,285,412
40,000	Baxter International, Inc.		2,797,200
20,000	Becton Dickinson and Co.		2,833,000
9,500	CR Bard, Inc.		1,621,650
23,175	Gilead Sciences, Inc. (d)		2,713,329
25,000	Johnson & Johnson (a)		2,436,500
16,500	Stryker Corp.		1,576,905
			15,263,996
Industrial – 3.5%
84,672	Briggs & Stratton Corp. (d)		1,630,783
40,477	Builders FirstSource, Inc. (c)(d)		519,725
81,933	Capitol Acquisition Corp. II (c)		864,393
18,500	CH Robinson Worldwide, Inc.		1,154,215
212,000	Expeditors International of Washington, Inc. (b)		9,774,260
119,380	Jacobs Engineering Group, Inc. (b)(c)(d)		4,849,216
62,411	KLX, Inc. (c)(d)		2,754,197
17,900	Precision Castparts Corp.		3,577,673
171,850	Quanta Services, Inc. (b)(c)(d)		4,952,717
1,623,445	Revolution Lighting Technologies, Inc. (c)		1,883,196
50,835	The Boeing Co. (b)(d)		7,051,831
47,981	Trimble Navigation, Ltd. (c)(d)		1,125,634
180,574	Tutor Perini Corp. (c)(d)		3,896,787
30,060	Valmont Industries, Inc. (d)		3,573,232
			47,607,859

Information Technology - 1.7%
27,875	Accenture PLC, Class A (a)(b)(d)		2,697,742
50,498	Apple, Inc. (b)(d)		6,333,712
38,258	BroadSoft, Inc. (c)(d)		1,322,579
158,000	Microsoft Corp.		6,975,700
128,000	Oracle Corp.		5,158,400
			22,488,133
Materials – 2.0%
9,932	Agrium, Inc.		1,052,295
24,115	CF Industries Holdings, Inc. (d)		1,550,112
54,503	Constellium NV, Class A (c)(d)		644,771
19,862	E.I. du Pont de Nemours & Co. (d)		1,270,175
160,000	Franco-Nevada Corp.		7,624,000
14,112	Monsanto Co. (d)		1,504,198
45,000	Praxair, Inc.		5,379,750
130,000	Royal Gold, Inc.		8,006,700
15,401	Westlake Chemical Partners LP		334,972
			27,366,973

Telecommunication Services – 3.1%
460,028	Aerohive Networks, Inc. (c)(d)		3,210,995
190,292	Attunity, Ltd. (c)(d)		2,487,116

Shares	Security Description		Value

115,846	CBS Corp., Class B, Non-Voting Shares (d)		$6,429,453
152,000	Cisco Systems, Inc.		4,173,920
1,760,385	Corindus Vascular Robotics, Inc. (c)(d)		6,178,951
263,231	Rightside Group, Ltd. (c)(d)		1,782,074
180,063	Spark Networks, Inc. (c)(d)		552,793
34,087	Time Warner, Inc. (b)(d)		2,979,545
260,000	Twenty-First Century Fox, Inc., Class B		8,377,200
10,735	Ubiquiti Networks, Inc. (d)		342,608
218,539	Web.com Group, Inc. (c)(d)		5,293,015
			41,807,670

Utilities - 0.6%
230,000	ITC Holdings Corp.		7,401,400
Total Common Stock (Cost $366,408,033)			449,251,129

Shares	Security Description	Rate	Value

Preferred Stock - 0.5%
Information Technology - 0.5%
8,100	Samsung Electronics Co., Ltd.	2.00%	7,210,812
Telecommunication Services - 0.0%
500	Frontier Communications Corp., Class A (d)	11.13	49,950
Total Preferred Stock (Cost $8,395,861)			7,260,762
Total Equity Securities (Cost $374,803,894)			456,511,891

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities – 21.5%
Asset Backed Obligations – 1.0%

$ 85,122	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (e)	2.78%	03/25/36	$66,313
58,474	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (e)	2.98	03/25/36	43,971
160,265	Banc of America Alternative Loan Trust, Series 2005-8 2CB1	6.00	09/25/35	149,138
44,982	Banc of America Funding Corp., Series 2006-E 2A1 (e)	2.89	06/20/36	37,307
196,818	Banc of America Funding Corp., Series 2006-F 1A1 (e)	2.70	07/20/36	193,340

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

$ 156,722	Banc of America Funding Corp., Series 2006-H 6A1 (e)	0.38%	10/20/36	$118,142
87,953	Banc of America Funding Corp., Series 2007-E 4A1 (e)	2.61	07/20/47	69,387
173,535	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (e)	2.62	08/25/47	140,532
172,021	Bear Stearns ALT-A Trust, Series 2005-8 11A1 (e)	0.73	10/25/35	152,885
367,781	Bear Stearns ALT-A Trust, Series 2006-1 22A1 (e)	2.47	02/25/36	294,373
159,135	Bear Stearns ALT-A Trust, Series 2006-2 23A1 (e)	2.65	03/25/36	123,174
1,138,952	Bear Stearns ALT-A Trust, Series 2006-4 11A1 (e)	0.51	08/25/36	870,037
267,264	ChaseFlex Trust, Series 2007-1 2A9	6.00	02/25/37	230,307
285,766	Citigroup Mortgage Loan Trust, Series 2006-WF1 A2D (f)	5.39	03/25/36	210,155
109,968	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	99,851
42,158	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	36,422
54,251	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	52,610
186,095	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	177,217
506,700	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	458,221

Principal	Security Description	Rate	Maturity	Value

$ 450,014	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (e)	0.46%	08/25/35	$ 309,396
228,354	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (e)	0.51	12/25/36	137,014
22,179	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1	5.25	05/25/21	20,721
230,941	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	224,945
192,306	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	161,970
166,978	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (e)	5.06	06/25/47	156,841
73,124	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (e)	2.66	09/25/47	64,761
61,243	Credit Suisse Mortgage Capital Mortgage-Backed Trust, Series 2006-8 3A1	6.00	10/25/21	59,781
809,750	CSAB Mortgage-Backed Trust, Series 2007-1 1A1A (e)	5.90	05/25/37	467,974
204,416	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2 A5B (f)	6.09	06/25/36	173,576
334,445	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A1	6.25	02/25/37	284,236

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

$ 394,096	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A8 (e)	0.56%	02/25/37	$234,825
289,629	GSR Mortgage Loan Trust, Series 2004-14 3A2 (e)	2.82	12/25/34	280,658
164,579	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (e)	2.82	10/25/35	144,627
195,869	HomeBanc Mortgage Trust, Series 2004-1 2A (e)	1.05	08/25/29	184,435
181,784	HSI Asset Loan Obligation Trust, Series 2007-AR2 2A1 (e)	2.81	09/25/37	148,805
182,722	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (e)	2.74	11/25/37	174,359
269,417	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (e)	2.64	05/25/35	224,206
73,081	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (e)	2.75	09/25/36	54,198
136,189	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (e)	0.36	11/25/36	106,113
182,412	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (e)	2.79	01/25/37	168,212
673,372	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (e)	2.88	05/25/36	507,616
342,334	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (e)	2.81	05/25/36	247,171
440,195	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (e)	4.42	12/25/35	342,595

Principal	Security Description	Rate	Maturity	Value

$ 39,318	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (e)	4.68%	04/25/37	$35,665
165,179	Lehman XS Trust, Series 2005-6 1A1 (e)	0.45	11/25/35	117,942
267,350	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(g)	2.67	11/25/35	208,639
185,580	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1	6.00	10/25/37	156,662
305,835	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-1 1A1A (f)	6.00	03/25/47	247,059
1,470,873	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-HE1 M3 (e)	0.67	09/25/35	1,430,738
370,061	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00	08/25/36	313,793
188,819	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	156,023
300,807	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	258,373
145,639	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	114,735
603,342	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	511,207
366,205	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	276,215
1,096,772	Residential Asset Securitization Trust, Series 2007-A5 1A2 (e)	0.59	05/25/37	278,866

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

$ 710,856	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (e)	4.84%	02/25/36	$590,146
58,598	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (e)	2.73	04/25/47	46,574
232,129	WaMu Mortgage Pass-Through Certificates, Series 2006-AR12 2A3 (e)	1.74	10/25/36	195,311
141,080	WaMu Mortgage Pass-Through Certificates, Series 2006-AR16 1A1 (e)	2.02	12/25/36	125,286
259,837	WaMu Mortgage Pass-Through Certificates, Series 2007-HY3 4A1 (e)	2.41	03/25/37	246,794
435,936	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7 A1A (f)	4.64	09/25/36	252,078
Total Asset Backed Obligations (Cost $10,955,686)				13,964,523

Corporate Convertible Bonds – 13.7%
Consumer Discretionary – 1.0%
1,000,000	Exide Technologies (d)(e)(h)(i)	0.00	09/18/13	30,000
4,500,000	JAKKS Pacific, Inc. (d)(g)	4.25	08/01/18	5,447,813
2,000,000	JAKKS Pacific, Inc. (d)(g)	4.88	06/01/20	2,272,500
2,850,000	M/I Homes, Inc. (d)	3.25	09/15/17	3,371,721
2,000,000	Navistar International Corp. (d)	4.75	04/15/19	1,721,250
				12,843,284

Consumer Staples - 2.9%
2,500,000	Acorda Therapeutics, Inc. (d)	1.75	06/15/21	2,543,750
4,250,000	Albany Molecular Research, Inc.	2.25	11/15/18	5,963,281
720,000	Array BioPharma, Inc.	3.00	06/01/20	912,600

Principal	Security Description	Rate	Maturity	Value

$ 2,000,000	Ascent Capital Group, Inc.	4.00%	07/15/20	$1,551,250
4,250,000	Carriage Services, Inc. (d)	2.75	03/15/21	5,094,687
2,250,000	Ctrip.com International, Ltd. (d)(g)	1.00	07/01/20	2,203,594
900,000	Ctrip.com International, Ltd. (d)(g)	1.99	07/01/25	878,063
4,000,000	Depomed, Inc. (d)	2.50	09/01/21	5,135,000
4,693,000	Endologix, Inc. (d)	2.25	12/15/18	4,537,544
4,500,000	Healthways, Inc. (d)	1.50	07/01/18	4,215,938
375,000	Ironwood Pharmaceuticals, Inc. (d)(g)	2.25	06/15/22	369,141
3,750,000	Monster Worldwide, Inc. (d)(g)	3.50	10/15/19	5,200,781
1,600,000	Protalix BioTherapeutics, Inc. (d)	4.50	09/15/18	1,216,000
				39,821,629

Energy - 0.9%
$ 3,000,000	Clean Energy Fuels Corp. (g)	5.25	10/01/18	2,184,375
2,000,000	Energy XXI, Ltd. (d)	3.00	12/15/18	490,000
2,000,000	Helix Energy Solutions Group, Inc. (d)	3.25	03/15/32	1,902,500
1,075,000	InterOil Corp.	2.75	11/15/15	1,109,266
2,000,000	JinkoSolar Holding Co., Ltd. (d)(g)	4.00	02/01/19	1,912,500
4,650,000	Renewable Energy Group, Inc. (d)	2.75	06/15/19	4,958,062
				12,556,703

Financial - 1.6%
5,000,000	CBIZ, Inc. (g)	4.88	10/01/15	6,540,625
4,900,000	Encore Capital Group Inc (d)	3.00	07/01/20	5,239,937
4,500,000	Forestar Group, Inc. (d)	3.75	03/01/20	3,988,125
2,200,000	FXCM, Inc. (d)	2.25	06/15/18	1,871,375
4,000,000	GAIN Capital Holdings, Inc. (d)	4.13	12/01/18	4,385,000
				22,025,062

Healthcare - 0.9%
4,000,000	Emergent BioSolutions, Inc. (d)	2.88	01/15/21	4,965,000
2,500,000	Insulet Corp. (d)	2.00	06/15/19	2,425,000
3,500,000	Quidel Corp. (d)	3.25	12/15/20	3,510,938
1,000,000	VIVUS, Inc. (d)(g)	4.50	05/01/20	670,000
				11,570,938

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

Industrial - 1.5%
$ 1,000,000	AAR Corp., Series B	2.25%	03/01/16	$1,055,000
3,400,000	Altra Industrial Motion Corp.	2.75	03/01/31	3,922,750
250,000	Echo Global Logistics, Inc. (d)	2.50	05/01/20	269,688
2,500,000	Fluidigm Corp. (d)	2.75	02/01/34	2,204,687
2,500,000	Griffon Corp. (d)(g)	4.00	01/15/17	3,053,125
3,500,000	Kaman Corp. (d)(g)	3.25	11/15/17	4,606,875
4,500,000	TTM Technologies, Inc. (d)	1.75	12/15/20	5,262,187
				20,374,312

Information Technology - 1.9%
2,500,000	Avid Technology, Inc. (d)(g)	2.00	06/15/20	2,289,063
2,500,000	GT Advanced Technologies, Inc. (d)(h)	3.00	12/15/20	725,000
3,785,000	inContact, Inc. (d)(g)	2.50	04/01/22	3,754,247
4,000,000	Interactive Intelligence Group, Inc. (d)(g)	1.25	06/01/20	3,862,500
3,500,000	Photronics, Inc. (d)	3.25	04/01/16	3,747,187
1,116,000	PROS Holdings, Inc. (d)(g)	2.00	12/01/19	1,086,705
5,600,000	Quantum Corp. (d)	4.50	11/15/17	6,692,000
3,000,000	Rudolph Technologies, Inc. (d)(g)	3.75	07/15/16	3,292,500
				25,449,202

Materials - 0.9%
4,600,000	Horsehead Holding Corp. (d)	3.80	07/01/17	4,706,375
3,624,000	Primero Mining Corp.	6.50	03/31/16	3,640,308
5,000,000	Silver Standard Resources, Inc. (d)(g)	2.88	02/01/33	3,850,000
				12,196,683

Telecommunication Services - 1.8%
1,750,000	Alaska Communications Systems Group, Inc.	6.25	05/01/18	1,753,281
4,500,000	Blucora, Inc.	4.25	04/01/19	4,477,500
2,686,000	Infinera Corp. (d)	1.75	06/01/18	4,651,816
3,000,000	InterDigital, Inc. (d)	2.50	03/15/16	3,305,625
1,000,000	j2 Global, Inc. (d)	3.25	06/15/29	1,164,375

Principal	Security Description	Rate	Maturity	Value

$ 2,500,000	Vipshop Holdings, Ltd. (d)	1.50%	03/15/19	$ 3,187,500
4,250,000	Web.com Group, Inc. (d)	1.00	08/15/18	4,228,750
1,000,000	WebMD Health Corp. (d)	2.25	03/31/16	1,008,125
				23,776,972

Utilities - 0.3%
6,000,000	EnerNOC, Inc. (d)(g)	2.25	08/15/19	4,346,250
Total Corporate Convertible Bonds (Cost $177,910,104)				184,961,035

Corporate Non-Convertible Bonds – 4.1%
Consumer Discretionary – 1.0%
750,000	Caesars Entertainment Resort Properties, LLC	8.00	10/01/20	710,160
848,000	Caleres, Inc.	7.13	05/15/19	883,192
750,000	HD Supply, Inc.	11.00	04/15/20	838,425
500,000	K Hovnanian Enterprises, Inc.	11.88	10/15/15	513,125
1,000,000	K Hovnanian Enterprises, Inc.	6.25	01/15/16	1,010,000
2,250,000	K Hovnanian Enterprises, Inc.	8.63	01/15/17	2,295,000
2,760,000	MGM Resorts International	6.63	07/15/15	2,763,036
2,099,000	Star Gas Partners LP / Star Gas Finance Co.	8.88	12/01/17	2,194,767
1,807,000	The Goodyear Tire & Rubber Co.	8.25	08/15/20	1,895,995
				13,103,700

Consumer Staples – 1.0%
3,248,000	Bumble Bee Holdings, Inc. (g)	9.00	12/15/17	3,414,460
3,500,000	Cenveo Corp. (g)	6.00	08/01/19	3,307,500
263,000	Convatec Healthcare		12/15/18	277,794
4,558,000	Fresenius US Finance II, Inc. (g)	9.00	07/15/15	4,568,141
1,750,000	Monitronics International, Inc. (d)	9.13	04/01/20	1,697,500
				13,265,395

Energy - 0.3%
3,350,000	Gastar Exploration, Inc.	8.63	05/15/18	3,157,375
1,500,000	Walter Energy, Inc. (g)	9.50	10/15/19	817,500
				3,974,875

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

Financial - 0.3%
$ 1,742,000	iStar Financial, Inc.	9.00%	06/01/17	$1,900,957
1,250,000	Realogy Group, LLC (g)	7.63	01/15/20	1,330,000
700,000	Realogy Group, LLC / Realogy Co-Issuer Corp. (g)	4.50	04/15/19	710,640
1,000,000	Realogy Group, LLC / The Sunshine Group Florida, Ltd. (d)(g)	3.38	05/01/16	1,002,500
				4,944,097

Industrial - 0.2%
1,750,000	International Wire Group Holdings, Inc. (g)	8.50	10/15/17	1,815,625
1,665,000	Quality Distribution, LLC / QD Capital Corp.	9.88	11/01/18	1,754,494
				3,570,119

Information Technology - 0.3%
2,040,000	EarthLink Holdings Corp.	7.38	06/01/20	2,131,800
1,566,000	First Data Corp. (g)	8.88	08/15/20	1,650,173
				3,781,973

Materials - 0.1%
950,000	ArcelorMittal	4.50	08/05/15	950,888

Telecommunication Services - 0.9%
3,224,000	Crown Media Holdings, Inc.	10.50	07/15/19	3,409,380
1,290,000	FairPoint Communicatio-ns, Inc. (g)	8.75	08/15/19	1,346,437
1,250,000	iHeartCommun-ications, Inc.	9.00	12/15/19	1,195,937
1,630,000	Level 3 Financing, Inc.	8.63	07/15/20	1,746,056
750,000	Nielsen Finance LLC / Nielsen Finance Co. (d)	4.50	10/01/20	749,063
425,000	Spanish Broadcasting System, Inc. (g)	12.50	04/15/17	443,063
541,000	Videotron, Ltd.	9.13	04/15/18	551,144
2,500,000	Windstream Services, LLC	7.88	11/01/17	2,665,625
				12,106,705
Total Corporate Non-Convertible Bonds (Cost $57,221,084)				55,697,752

Exchange Traded Note - 0.0%
20,500	iPATH S&P 500 VIX Mid-Term Futures ETN (c)(d)			229,190
Total Exchange Traded Note (Cost $948,087)				229,190

Principal	Security Description	Rate	Maturity	Value

Syndicated Loans - 0.8%

$ 2,959,419	Arch Coal, Inc. (e)	6.25%	05/16/18	$ 2,046,438
1,481,013	Atlas Iron, Ltd. (e)	8.75	12/10/17	592,405
4,000,000	Energy Future Intermediate Holding Co., LLC (e)	4.25	06/19/16	4,010,000
2,397,352	HD Supply, Inc. (e)	4.00	06/28/18	2,399,599
1,374,024	WideOpenWest Finance, LLC (e)	3.75	07/17/17	1,373,380
Total Syndicated Loans (Cost $12,193,428)				10,421,822

U.S. Government & Agency Obligations - 1.9%
U.S. Treasury Securities - 1.9%
25,000,000	U.S. Treasury Bill (j)	0.18	01/07/16	24,991,100
Total U.S. Government & Agency Obligations (Cost $24,976,250)				24,991,100
Total Fixed Income Securities (Cost $284,204,639)				290,265,422

Shares	Security Description	Strike Price	Exp. Date	Value

Warrants - 0.0%
253,311	Kinder Morgan, Inc. (c)	$ 100.00	05/17	683,940
Total Warrants (Cost $881,162)				683,940

Investment Companies – 12.7%
835,762	SPDR S&P 500 ETF Trust (a)(b)(d)			172,041,608
Total Investment Companies (Cost $95,793,268)				172,041,608

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.5%
Commercial Paper (j) - 0.5%
2,375,000	Arrow Electronics, Inc.	0.80%	07/09/15	2,374,578
1,500,000	Newell Rubbermaid, Inc.	0.75	07/14/15	1,499,594
3,200,000	Wyndham Worldwide Corp.	0.85	07/13/15	3,199,093
Total Commercial Paper (Cost $7,073,265)				7,073,265
Total Short-Term Investments (Cost $7,073,265)				7,073,265

Shares	Security Description			Value

Money Market Funds – 6.6%
71,702,767	JP Morgan 100% U.S. Treasury Money Market Fund Cap (e)			71,702,767
17,202,029	JP Morgan U.S. Treasury Plus Money Market Fund (e)			17,202,029
Total Money Market Funds (Cost $88,904,796)				88,904,796

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.9%
Call Options Purchased - 0.3%

75	Baker Hughes, Inc.	$ 60.00	01/15	$47,250
448	CBOE Market Volatility	14.00	08/15	165,760
7,415	Market Vectors Gold Miners ETF	30.00	01/15	66,735
4,775	Market Vectors Gold Miners ETF	25.00	01/15	109,825
373	SanDisk Corp.	75.00	07/15	1,492
2,131	SPDR S&P 500 ETF	200.00	01/15	2,728,745
Total Call Options Purchased (Premiums Paid $4,162,314)				3,119,807
Put Options Purchased - 0.6%
20	iShares Russell 2000 ETF	$ 122.00	07/15	20
575	iShares Russell 2000 ETF	127.00	07/15	154,675
1,754	iShares Russell 2000 ETF	120.00	08/15	352,554
20	iShares Russell 2000 ETF	128.00	11/15	15,560
1,735	OmniVision Technologies, Inc.	25.00	09/15	43,375
89	OmniVision Technologies, Inc.	25.00	01/16	16,020
35	SPDR S&P 500 ETF	210.00	09/15	28,595
14	SPDR S&P 500 ETF	211.00	10/15	12,740
15	SPDR S&P 500 ETF	209.00	10/15	12,000
20	SPDR S&P 500 ETF	211.00	10/15	19,130
3,244	SPDR S&P 500 ETF	200.00	01/16	2,619,530
7,571	SPDR S&P 500 ETF	195.00	01/16	4,996,860
2,161	SPDR S&P 500 ETF	140.00	01/16	127,499
20	SPDR S&P MidCap 400 ETF	275.00	09/15	18,800
Total Put Options Purchased (Premiums Paid $14,699,666)				8,417,358
Total Purchased Options (Premiums Paid $18,861,980)				11,537,165
Total Long Positions – 76.0% (Cost $870,523,004)*				1,027,018,087
Total Short Positions - (35.0)% (Cost $(505,477,483))*				(473,022,519)
Total Written Options - (0.8)% (Premiums Received $(17,125,047))*				(10,460,724)
Other Assets & Liabilities, Net – 59.8%				807,054,671
Net Assets – 100.0%				$1,350,589,515

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2015

Shares	Security Description	Value

Short Positions - (35.0)%
Common Stock - (32.1)%
Consumer Discretionary - (5.5)%
(19,559)	American Airlines Group, Inc.	$(781,089)
(11,854)	Cabela's, Inc.	(592,463)
(63,200)	CarMax, Inc.	(4,184,472)
(62,000)	Carnival Corp.	(3,062,180)
(2,303)	Cedar Fair LP	(125,490)
(25,401)	Chuy's Holdings, Inc.	(680,493)
(47,981)	Del Frisco's Restaurant Group, Inc.	(893,886)
(10,523)	Domino's Pizza, Inc.	(1,193,308)
(104,678)	Fastenal Co.	(4,415,318)
(335,100)	Ford Motor Co.	(5,029,851)
(16,720)	Fossil Group, Inc.	(1,159,699)
(52,215)	Fox Factory Holding Corp.	(839,617)
(39,600)	Genuine Parts Co.	(3,545,388)
(54,250)	Harley-Davidson, Inc.	(3,056,987)
(476,737)	JAKKS Pacific, Inc.	(4,714,929)
(60,000)	Johnson Controls, Inc.	(2,971,800)
(206,200)	Kate Spade & Co.	(4,441,548)
(16,612)	lululemon athletica, Inc.	(1,084,764)
(77,200)	M/I Homes, Inc.	(1,904,524)
(10,447)	Mobileye NV	(555,467)
(16,750)	Navistar International Corp.	(379,053)
(1,754)	Netflix, Inc.	(1,152,273)
(38,102)	Noodles & Co.	(556,289)
(15,600)	Nordstrom, Inc.	(1,162,200)
(6,395)	Panera Bread Co., Class A	(1,117,654)
(28,875)	Polaris Industries, Inc.	(4,276,676)
(37,300)	Rent-A-Center, Inc.	(1,057,455)
(30,206)	Sears Holdings Corp.	(806,500)
(1,631)	Tesla Motors, Inc.	(437,532)
(44,480)	The Home Depot, Inc.	(4,943,062)
(4,770)	The Priceline Group, Inc.	(5,492,035)
(56,448)	Titan International, Inc.	(606,252)
(17,350)	Ulta Salon Cosmetics & Fragrance, Inc.	(2,679,708)
(52,450)	Under Armour, Inc., Class A	(4,376,428)
		(74,276,390)

Consumer Staples - (3.1)%
(36,600)	Acorda Therapeutics, Inc.	(1,219,878)
(213,100)	Albany Molecular Research, Inc.	(4,308,882)
(46,165)	Amira Nature Foods, Ltd.	(530,436)
(14,184)	Archer-Daniels-Midland Co.	(683,953)
(77,500)	Array BioPharma, Inc.	(558,775)
(8,100)	Ascent Capital Group, Inc., Class A	(346,194)
(22,579)	B&G Foods, Inc.	(644,179)
(132,500)	Carriage Services, Inc.	(3,164,100)
(44,348)	Cenveo, Inc.	(94,018)
(10,880)	Ctrip.com International, Ltd., ADR	(790,106)
(45,796)	Darling Ingredients, Inc.	(671,369)
(11,345)	Davidstea, Inc.	(243,804)
(38,187)	Dean Foods Co.	(617,484)
(161,100)	Depomed, Inc.	(3,457,206)
(80,500)	Endologix, Inc.	(1,234,870)
(1,961)	ExamWorks Group, Inc.	(76,675)
(10,177)	General Mills, Inc.	(567,062)
(27,729)	Haemonetics Corp.	(1,146,871)
(116,100)	Healthways, Inc.	(1,390,878)
(5,645)	Ingredion, Inc.	(450,527)
(11,300)	Ironwood Pharmaceuticals, Inc.	(136,278)
(17,372)	Keurig Green Mountain, Inc.	(1,331,216)
(556,175)	Monster Worldwide, Inc.	(3,637,385)
Shares	Security Description	Value

(22,579)	Nutrisystem, Inc.	$(561,766)
(507,455)	Pacific Biosciences of California, Inc.	(2,922,941)
(36,700)	Pilgrim's Pride Corp.	(842,999)
(85,000)	Protalix BioTherapeutics, Inc.	(165,750)
(12,669)	Sanderson Farms, Inc.	(952,202)
(7,671)	Sirona Dental Systems, Inc.	(770,322)
(22,050)	SodaStream International, Ltd.	(465,917)
(12,701)	The Andersons, Inc.	(495,339)
(25,401)	The Chefs' Warehouse, Inc.	(539,517)
(43,000)	The Estee Lauder Cos., Inc.	(3,726,380)
(20,015)	The Fresh Market, Inc.	(643,282)
(10,177)	TreeHouse Foods, Inc.	(824,642)
(11,615)	United Rentals, Inc.	(1,017,706)
		(41,230,909)

Energy - (2.6)%
(8,764)	Bristow Group, Inc.	(467,121)
(43,100)	Cheniere Energy, Inc.	(2,985,106)
(48,900)	Clean Energy Fuels Corp.	(274,818)
(129,600)	DCP Midstream Partners LP	(3,977,424)
(95,200)	Energy Transfer Equity LP	(6,108,984)
(8,000)	Energy XXI, Ltd.	(21,040)
(104,871)	Enphase Energy, Inc.	(798,068)
(23,500)	Ensco PLC, Class A	(523,345)
(25,000)	Gastar Exploration, Inc.	(77,250)
(22,100)	Helix Energy Solutions Group, Inc.	(279,123)
(18,750)	JinkoSolar Holding Co., Ltd., ADR	(553,500)
(136,700)	Kinder Morgan, Inc.	(5,247,913)
(109,000)	MarkWest Energy Partners LP	(6,145,420)
(274,512)	Renewable Energy Group, Inc.	(3,173,359)
(51,700)	SunEdison, Inc.	(1,546,347)
(296,000)	Weatherford International PLC	(3,631,920)
		(35,810,738)

Financial - (6.9)%
(4,850,000)	Agricultural Bank of China, Ltd., Class H	(2,609,091)
(1,055)	Altisource Residential Corp. REIT	(17,777)
(150,000)	Banco Santander SA, ADR	(1,051,500)
(394,450)	Bank of America Corp.	(6,713,539)
(4,200,000)	Bank of China, Ltd., Class H	(2,730,809)
(3,320,000)	Bank of Communications Co., Ltd., Class H	(3,460,676)
(614,200)	CBIZ, Inc.	(5,920,888)
(3,900,000)	China CITIC Bank Corp., Ltd., Class H	(3,109,314)
(3,300,000)	China Construction Bank Corp., Class H	(3,014,107)
(900,000)	China Merchants Bank Co., Ltd., Class H	(2,623,991)
(118,100)	Citigroup, Inc.	(6,523,844)
(43,931)	Consumer Portfolio Services, Inc.	(274,569)
(34,600)	Deutsche Bank AG	(1,043,536)
(76,100)	Encore Capital Group, Inc.	(3,252,514)
(155,300)	Erste Group Bank AG	(4,410,643)
(99,300)	Forestar Group, Inc.	(1,306,788)
(31,300)	FXCM, Inc., Class A	(45,385)
(180,572)	GAIN Capital Holdings, Inc.	(1,726,268)
(918,909)	Grupo Financiero Banorte SAB de CV, Class O	(5,052,465)
(52,611)	GSV Capital Corp.	(542,419)
(73,000)	HCP, Inc. REIT	(2,662,310)
(40,500)	Health Care REIT, Inc.	(2,658,015)

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2015

Shares	Security Description	Value

(3,700,000)	Industrial & Commercial Bank of China, Ltd., Class H	$(2,940,315)
(1,361,500)	Intesa Sanpaolo SpA	(4,936,106)
(143,400)	Kimco Realty Corp. REIT	(3,232,236)
(402,000)	Nordea Bank AB	(5,014,180)
(270,000)	OTP Bank PLC	(5,344,153)
(243,500)	Swedbank AB, Class A	(5,677,853)
(753,764)	UniCredit SpA	(5,063,009)
(11,396)	World Acceptance Corp.	(700,968)

(93,659,268)

Healthcare - (0.4)%
(81,500)	Emergent BioSolutions, Inc.	(2,685,425)
(25,800)	Insulet Corp.	(799,413)
(68,500)	Quidel Corp.	(1,572,075)
(19,300)	VIVUS, Inc.	(45,548)
		(5,102,461)

Industrial - (6.0)%
(8,500)	AAR Corp.	(270,895)
(15,606)	AGCO Corp.	(886,109)
(81,600)	Altra Industrial Motion Corp.	(2,217,888)
(100,900)	Atlas Copco AB, Class A	(2,823,791)
(28,881)	Blount International, Inc.	(315,381)
(62,450)	Caterpillar, Inc.	(5,297,009)
(30,327)	Cemex SAB de CV, ADR	(277,795)
(78,550)	Colfax Corp.	(3,625,082)
(7,056)	Deere & Co.	(684,785)
(19,137)	Delta Air Lines, Inc.	(786,148)
(106,800)	Donaldson Co., Inc.	(3,823,440)
(90,207)	Eaton Corp. PLC	(6,088,070)
(4,200)	Echo Global Logistics, Inc.	(137,172)
(76,975)	Emerson Electric Co.	(4,266,724)
(17,300)	Fluidigm Corp.	(418,660)
(103,425)	Fluor Corp.	(5,482,559)
(37,102)	Garmin, Ltd.	(1,629,891)
(230,900)	General Electric Co.	(6,135,013)
(129,040)	Griffon Corp.	(2,054,317)
(82,202)	Kaman Corp.	(3,447,552)
(725)	Landstar System, Inc.	(48,481)
(10,055)	MasTec, Inc.	(199,793)
(10,000)	Norfolk Southern Corp.	(873,600)
(21,469)	Oshkosh Corp.	(909,856)
(491,700)	Sandvik AB	(5,436,082)
(21,906)	Sensata Technologies Holding NV	(1,155,322)
(189,100)	SKF AB, Class B	(4,313,565)
(7,673)	Stoneridge, Inc.	(89,851)
(29,081)	TAL International Group, Inc.	(918,960)
(10,291)	Tennant Co.	(672,414)
(28,309)	Tetra Tech, Inc.	(725,843)
(45,900)	The Boeing Co.	(6,367,248)
(331,500)	TTM Technologies, Inc.	(3,311,685)
(6,491)	Valmont Industries, Inc.	(771,585)
(101,100)	Wartsila OYJ Abp	(4,736,128)
		(81,198,694)

Information Technology - (4.6)%
(127,000)	ACI Worldwide, Inc.	(3,120,390)
(72,750)	Akamai Technologies, Inc.	(5,079,405)
(15,425)	Alliance Data Systems Corp.	(4,503,175)
(35,168)	Amber Road, Inc.	(246,879)
(110,950)	Autodesk, Inc.	(5,555,821)
(151,458)	Avid Technology, Inc.	(2,020,450)
(23,939)	Computer Programs & Systems, Inc.	(1,278,821)
Shares	Security Description	Value

(85,300)	Cornerstone OnDemand, Inc.	$(2,968,440)
(19,849)	Cree, Inc.	(516,669)
(40,900)	Demandware, Inc.	(2,907,172)
(72,300)	Fortinet, Inc.	(2,988,159)
(173,200)	inContact, Inc.	(1,709,484)
(194,500)	Intel Corp.	(5,915,718)
(58,806)	Interactive Intelligence Group, Inc.	(2,615,103)
(85,500)	KLA-Tencor Corp.	(4,805,955)
(31,548)	NetApp, Inc.	(995,655)
(21,535)	Open Text Corp.	(872,814)
(138,800)	Photronics, Inc.	(1,319,988)
(56,173)	PROS Holdings, Inc.	(1,185,812)
(2,302,200)	Quantum Corp.	(3,867,696)
(99,130)	Rudolph Technologies, Inc.	(1,190,551)
(50,484)	SanDisk Corp.	(2,939,178)
(48,480)	Seagate Technology PLC	(2,302,800)
(21,578)	VeriSign, Inc.	(1,331,794)
		(62,237,929)

Materials - (1.4)%
(55,037)	American Vanguard Corp.	(759,511)
(196,248)	Atlas Iron, Ltd. (i)	(18,170)
(39,720)	CVR Partners LP	(501,664)
(14,112)	FMC Corp.	(741,586)
(180,200)	Horsehead Holding Corp.	(2,111,944)
(1,107,621)	Mexichem SAB de CV	(3,199,363)
(33,869)	Platform Specialty Products Corp.	(866,369)
(23,746)	Potash Corp. of Saskatchewan, Inc.	(735,414)
(98,950)	Rio Tinto PLC, ADR	(4,077,729)
(102,200)	Silver Standard Resources, Inc.	(641,816)
(87,300)	The Dow Chemical Co.	(4,467,141)
(15,944)	The Mosaic Co.	(746,976)
		(18,867,683

Telecommunication Services - (1.5)%
(6,200)	Alaska Communications Systems Group, Inc.	(14,880)
(76,700)	Blucora, Inc.	(1,238,705)
(3,475)	DigitalGlobe, Inc.	(96,570)
(8,900)	Frontier Communications Corp.	(44,055)
(438,899)	Globalstar, Inc.	(926,077)
(182,600)	Infinera Corp.	(3,830,948)
(28,741)	InterDigital, Inc.	(1,635,076)
(8,900)	j2 Global, Inc.	(604,666)
(45,160)	Marketo, Inc.	(1,267,190)
(108,386)	Pandora Media, Inc.	(1,684,318)
(66,133)	RetailMeNot, Inc.	(1,179,151)
(56,471)	TrueCar, Inc.	(677,087)
(90,000)	Vipshop Holdings, Ltd., ADR	(2,002,500)
(44,200)	Web.com Group, Inc.	(1,070,524)
(600)	WebMD Health Corp.	(26,568)
(37,800)	Yahoo!, Inc.	(1,485,162)
(36,200)	YY, Inc., ADR	(2,516,624)
		(20,300,101)

Utilities - (0.1)%
(95,600)	EnerNOC, Inc.	(927,320)

Total Common Stock (Proceeds $(466,651,351))	(433,611,493)

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2015

Shares	Security Description	Value

Investment Companies - (2.9)%
(7,195)	iShares 20+ Year Treasury Bond ETF	$(845,125)
(147,114)	iShares Russell 2000 ETF	(18,368,654)
(5,584)	iShares U.S. Real Estate ETF	(398,139)
(8,609)	SPDR Barclays High Yield Bond ETF	(330,844)
(94,575)	SPDR S&P 500 ETF Trust	(19,468,264)
		(39,411,026)
Total Investment Companies (Proceeds $(38,826,132))

Total Short Positions - (35.0)% (Proceeds $(505,477,483))	$(473,022,519)

ABSOLUTE STRATEGIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.8)%

Call Options Written - (0.2)%
(54)	3M Co.	$180.00	01/16	$(4,104)
(278)	Accenture PLC, Class A	100.00	01/16	(105,640)
(511)	American Airlines Group, Inc.	50.00	01/17	(219,730)
(239)	American Express Co.	100.00	01/16	(5,258)
(304)	American International Group, Inc.	65.00	01/16	(74,328)
(629)	American International Group, Inc.	55.00	01/16	(542,198)
(60)	Arch Coal, Inc.	1.00	07/15	(60)
(90)	Arch Coal, Inc.	0.50	08/15	(315)
(60)	Arch Coal, Inc.	1.00	10/15	(300)
(135)	Arch Coal, Inc.	0.50	10/15	(810)
(1,190)	Bank of America Corp.	22.00	01/16	(9,520)
(110)	Berkshire Hathaway, Inc., Class B	165.00	01/16	(5,500)
(433)	Citigroup, Inc.	65.00	01/16	(28,145)
(215)	Colgate-Palmolive Co.	75.00	01/16	(8,385)
(110)	Costco Wholesale Corp.	155.00	01/16	(12,650)
(425)	Gastar Exploration, Inc.	2.50	09/15	(30,812)
(190)	Gastar Exploration, Inc.	2.50	12/15	(16,625)
(908)	General Motors Co.	42.00	01/16	(18,160)
(27)	Google, Inc., Class C	545.00	01/16	(65,745)
(88)	Johnson & Johnson	115.00	01/16	(2,640)
(542)	JPMorgan Chase & Co.	70.00	01/16	(135,500)
(88)	Kohl's Corp.	65.00	01/16	(26,400)
(215)	Lowe's Cos., Inc.	75.00	01/16	(27,520)
(88)	McDonald's Corp.	105.00	01/16	(11,264)
(110)	Nike, Inc., Class B	105.00	01/16	(89,320)
(161)	Patterson Cos., Inc.	55.00	07/15	(161)
(99)	Schlumberger, Ltd.	92.50	01/16	(29,007)
(2,131)	SPDR S&P 500 ETF	215.00	01/16	(907,806)
(172)	The Home Depot, Inc.	115.00	01/16	(75,680)
(32)	The Sherwin-Williams Co.	300.00	01/16	(17,280)
(181)	Viacom, Inc., Class B	80.00	01/16	(10,860)
(150)	Walter Energy, Inc.	1.00	09/15	(450)
(60)	Walter Energy, Inc.	0.50	09/15	(240)

Contracts	Security Description	Strike Price	Exp. Date	Value
(165)	Walter Energy, Inc.	$1.00	01/16	$(743)
(110)	Yum! Brands, Inc.	80.00	01/16	(135,300)
Total Call Options Written (Premiums Received $(2,993,201))	(2,618,456)

Put Options Written - (0.6)%

(366)	Abbott Laboratories	42.00	01/16	(38,064)
(185)	Accenture PLC, Class A	82.50	01/16	(32,375)
(409)	American Airlines Group, Inc.	30.00	01/17	(126,790)
(183)	American Express Co.	82.50	01/16	(135,420)
(768)	American International Group, Inc.	40.00	01/17	(96,768)
(187)	Apple, Inc.	135.00	01/16	(280,500)
(1,447)	Bank of America Corp.	12.00	01/16	(17,364)
(228)	Bed Bath & Beyond, Inc.	70.00	01/16	(117,420)
(222)	Berkshire Hathaway, Inc., Class B	135.00	01/16	(117,660)
(512)	CarMax, Inc.	57.50	01/16	(104,960)
(715)	Corning, Inc.	20.00	01/16	(119,405)
(172)	CVS Health Corp.	87.50	01/16	(18,060)
(256)	Ensco PLC	35.00	01/16	(335,360)
(863)	Expeditors International of Washington, Inc.	38.00	01/16	(60,410)
(196)	Express Scripts Holding Co.	72.50	01/16	(27,244)
(695)	General Electric Co.	23.00	01/16	(31,275)
(26)	Google, Inc., Class C	470.00	01/16	(34,060)
(377)	Halliburton Co.	45.00	01/16	(179,075)
(146)	Harley-Davidson, Inc.	50.00	01/16	(26,864)
(108)	International Business Machines Corp.	140.00	01/16	(29,376)
(20)	iShares Russell 2000 ETF	107.00	07/15	(20)
(20)	iShares Russell 2000 ETF	113.00	11/15	(5,470)
(400)	Jacobs Engineering Group, Inc.	32.50	07/15	(400)
(215)	JPMorgan Chase & Co.	50.00	01/16	(11,180)
(254)	Kohl's Corp.	57.50	01/16	(63,500)
(299)	Kohl's Corp.	50.00	01/16	(25,415)
(226)	Kohl's Corp.	45.00	01/16	(9,040)
(228)	National Oilwell Varco, Inc.	60.00	01/16	(299,820)
(226)	QUALCOMM, Inc.	67.50	01/16	(167,240)
(648)	Quanta Services, Inc.	23.00	08/15	(9,720)
(204)	Schlumberger, Ltd.	70.00	01/16	(26,112)

ABSOLUTE STRATEGIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(35)	SPDR S&P 500 ETF	$199.00	09/15	$(14,420)
(14)	SPDR S&P 500 ETF	201.00	10/15	(7,056)
(15)	SPDR S&P 500 ETF	194.00	10/15	(5,048)
(20)	SPDR S&P 500 ETF	196.00	10/15	(8,530)
(10,812)	SPDR S&P 500 ETF	183.00	01/16	(4,373,454)
(20)	SPDR S&P MidCap 400 ETF	255.00	09/15	(7,400)
(829)	Sprint Corp.	5.00	01/16	(66,734)
(435)	Target Corp.	67.50	01/16	(44,588)
(534)	The Bank of New York Mellon Corp.	32.00	01/16	(19,758)
(263)	The Boeing Co.	110.00	01/16	(41,291)
(771)	The Coca-Cola Co.	40.00	01/16	(195,834)
(129)	The Walt Disney Co.	85.00	01/16	(8,901)
(114)	Time Warner, Inc.	72.50	01/16	(13,338)
(151)	United Parcel Service, Inc., Class B	100.00	01/16	(107,210)
(536)	Verizon Communications, Inc.	43.00	01/16	(70,216)
(114)	Viacom, Inc., Class B	60.00	01/16	(31,920)
(437)	Walgreens Boots Alliance, Inc.	70.00	01/16	(56,373)
(183)	Wal-Mart Stores, Inc.	80.00	01/16	(192,150)
(396)	Wells Fargo & Co.	47.00	01/16	(31,680)

Total Put Options Written (Premiums Received $(14,131,846))	(7,842,268)

Total Written Options - (0.8)% (Premiums Received $(17,125,047))	$(10,460,724)

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2015

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	All or a portion of this security is held as collateral for securities sold short.
(e)	Variable rate security. Rate presented is as of June 30, 2015.
(f)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2015.
(g)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $78,435,335 or 5.8% of net assets.
(h)	Security is currently in default and is on scheduled interest or principal payment.
(i)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $11,830 or 0.0% of net assets.
(j)	Rate presented is yield to maturity.

At June 30, 2015, the Fund held the following credit default swap agreements:

Credit Default Swaps – Buy ProtectionA
Credit Default Swaps - Buy Protection Counterparty	Reference Entity / Obligation	Pays Rate	Termination Date	Credit Spread as of 6/30/15(1)	Notional Amount	Net Unrealized Depreciation
Goldman Sachs & Co.	Carnival Corp, 6.65%, 01/15/28	1.00%	03/20/20	0.45%	$5,000,000	$(40,210)
Goldman Sachs & Co.	Dow Chemical Co., 7.38%, 11/01/29	1.00	03/20/20	0.63	5,000,000	(80,931)
BNP Paribas	Dow Chemical Co., 7.38%, 11/01/29	1.00	03/20/20	0.63	5,000,000	(58,567)
Goldman Sachs & Co.	Eastman Chemical Co., 7.60%, 02/01/27	1.00	06/20/20	0.67	5,000,000	(47,561)
Goldman Sachs & Co.	GATX CORP, 6.00%, 02/15/18	1.00	09/20/20	1.02	5,000,000	8,778
BNP Paribas	Host Hotels & Resorts, Inc., 4.75%, 03/01/23	1.00	09/20/20	0.85	5,000,000	(55,767)
BNP Paribas	Macy's Retail Holding's, Inc., 7.45%, 07/15/17	1.00	06/20/20	0.67	5,000,000	16,997
BNP Paribas	Ryder System, Inc., 6.95%, 12/01/25	1.00	09/20/20	0.62	5,000,000	15,898
						$(241,363)

(1) Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

At June 30, 2015, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

75	Silver Future	09/30/15	$5,939,925	$(97,050)

(2,400)	NASDAQ 100 Emini Future	09/18/15	(215,123,313)	4,391,313
(1,900)	Russell 2000 Mini Future	09/18/15	(240,740,536)	3,164,536
(1,200)	S&P 500 Emini Future	09/22/15	(125,377,563)	2,107,563
(30)	U.S. 10-year Note Future	09/30/15	(3,763,593)	(21,563)
(200)	U.S. 5-year Note Future	10/05/15	(23,726,560)	(125,003)

$(602,791,640)	$9,419,796
AFA

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$247,336,358
Gross Unrealized Depreciation	(51,721,988)
Net Unrealized Appreciation	$195,614,370

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2015

Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Consumer Discretionary	$50,920,682	$-	$-	$50,920,682
Consumer Staples	130,928,669	-	-	130,928,669
Energy	43,209,800	-	-	43,209,800
Financial	62,255,947	-	-	62,255,947
Healthcare	15,263,996	-	-	15,263,996
Industrial	47,607,859	-	-	47,607,859
Information Technology	22,488,133	-	-	22,488,133
Materials	27,366,973	-	-	27,366,973
Telecommunication Services	41,807,670	-	-	41,807,670
Utilities	7,401,400	-	-	7,401,400
Preferred Stock
Information Technology	7,210,812	-	-	7,210,812
Telecommunication Services	49,950	-	-	49,950
Asset Backed Obligations	-	13,964,523	-	13,964,523
Corporate Convertible Bonds	-	184,931,035	30,000	184,961,035
Corporate Non-Convertible Bonds	-	55,697,752	-	55,697,752
Exchange Traded Note	229,190	-	-	229,190
Syndicated Loans	-	10,421,822	-	10,421,822
U.S. Government & Agency Obligations	-	24,991,100	-	24,991,100
Money Market Funds	-	-	-	-
Warrants	683,940	-	-	683,940
Investment Companies	172,041,608	-	-	172,041,608
Commercial Paper	-	7,073,265	-	7,073,265
Money Market Funds	-	88,904,796	-	88,904,796
Purchased Options	1,082,685	10,454,480	-	11,537,165
Total Investments At Value	$630,549,314	$396,438,773	$30,000	$1,027,018,087
Other Financial Instruments**
Credit Default Swaps	-	41,673	-	41,673
Futures	9,663,412	-	-	9,663,412
Total Other Financial Instruments**	9,663,412	41,673	-	9,705,085

Total Assets	$640,212,726	$396,480,446	$30,000	$1,036,723,172
Liabilities
Securities Sold Short
Common Stock	$(433,593,323)	$-	$(18,170)	$(433,611,493)
Investment Companies	(39,411,026)	-	-	(39,411,026)
Total Securities Sold Short	$(473,004,349)	$-	$(18,170)	$(473,022,519)

Other Financial Instruments**
Written Options	(10,460,724)	-	-	(10,460,724)
Credit Default Swaps	-	(283,036)	-	(283,036)
Futures	(243,616)	-	-	(243,616)
Total Other Financial Instruments**	$(10,704,340)	$(283,036)	$-	$(10,987,376)
Total Liabilities	$(483,708,689)	$(283,036)	$(18,170)	$(484,009,895)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as credit default swaps and futures, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2015

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Convertible Bonds	Common Stock

Balance as of 03/31/15	$30,000	$-
Transfers In / (Out)	-	(18,170)
Balance as of 06/30/15	$30,000	$(18,170)
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/15	$-	$17,643

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category. The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015
Shares	Security Description	Value
Common Stock - 83.2%
Bermuda - 3.7%
14,500	Enstar Group, Ltd. (a)	$2,246,775

Brazil - 4.7%
1,266,000	GP Investments, Ltd., BDR (a)	2,862,558

Canada - 5.1%
4,335	Fairfax Financial Holdings, Ltd.	2,137,582
124,733	Lone Pine Resources Canada, Ltd., Class A (a)(b)	60,048
124,733	Lone Pine Resources, Inc., Common Class (a)(b)	60,048
154,500	Slate Office REIT	859,708
		3,117,386
Chile - 1.7%
616,000	Coca-Cola Embonor SA, B Shares	1,031,139

China - 7.3%
7,862,000	Greatview Aseptic Packaging Co., Ltd.	4,482,980

Colombia - 0.7%
4,872,800	Petroamerica Oil Corp. (a)	409,643

Cyprus - 1.5%
2,178,749	Secure Property Development & Investment PLC (a)	907,190

Hong Kong - 11.2%
2,456,000	First Pacific Co., Ltd.	2,072,133
10,050,000	Genting Hong Kong, Ltd.	3,467,250
3,800,000	Phoenix Satellite Television Holdings, Ltd.	1,279,486
		6,818,869
India - 10.4%
508,285	Dewan Housing Finance Corp., Ltd.	3,359,965
134,400	Fairfax India Holdings Corp. (a)	1,530,816
2,250,374	NIIT, Ltd. (a)	1,459,492
		6,350,273
Indonesia - 8.1%
23,974,400	Bank Pan Indonesia Tbk PT (a)	1,978,012
13,300,000	Media Nusantara Citra Tbk PT	1,935,271
47,881,500	Panin Financial Tbk PT (a)	1,027,122
		4,940,405
Japan - 1.4%
4,200	Fanuc Corp.	860,694

Jordan - 2.0%
140,508	Arab Bank PLC	1,219,051

Mexico - 3.1%
18,400	Coca-Cola Femsa S.A.B. de C.V., ADR	$1,461,880
5,000	Fomento Economico Mexicano S.A.B. de C.V., ADR	445,450
		1,907,330
Shares	Security Description	Value
Norway - 2.6%
134,400	Oslo Bors VPS Holding ASA	1,559,911

Philippines - 1.1%
3,765,000	Cosco Capital, Inc.	651,297

Russian Federation - 4.6%
130,000	Tarkett SA	2,804,404

Spain - 2.3%
45,200	Grifols SA	1,402,135

Switzerland - 9.1%
33,830	Dufry AG (a)	4,711,125
11,720	Nestle SA	846,141
		5,557,266
United States - 2.6%
340,000	BBA Aviation PLC	1,611,757

Total Common Stock		50,741,063
(Cost $47,013,625)

Preferred Stock - 0.3%
United States - 0.3%
132,573	Earlyshares.com, Inc., Class A (a)(b)(c) (Cost $200,000)	181,625

Shares/Principal	Description	Value
Private Equity Fund - 5.0%
Brazil - 0.7%
5,000	Nucleo Capital Equity Fund, LLC (a)(d)	449,463

India - 0.4%
$175,203	Bharat Investors, LP (a)(e)	260,188

United States - 3.9%
275,000	Brightwood Capital Fund III-U, LP (a)(b)(f)	269,667
1,200,000	Brightwood Switch SPV, LP (a)(b)(g)(h)	2,074,090
		2,343,757

Total Private Equity Fund		3,053,408
(Cost $2,150,203)

BECK, MACK & OLIVER INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015
Shares	Description	Value
Investment Companies - 3.4%
46,103	Carlyle GMS Finance, Inc. (a)(b)(i)	$880,108
2,045,000	DWS Vietnam Fund, Ltd. (a)	1,165,650

Total Investment Companies		2,045,758
(Cost $2,014,123)

Total Investments - 91.9%		$56,021,854
(Cost $51,377,951)*
Other Assets & Liabilities, Net – 8.1%		4,950,481
		$60,972,335

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $3,525,586 or 5.8% of net assets.
(c)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2015.

(d)
Private equity fund purchased on 08/01/12 that invests in a master fund which invests primarily in Brazilian companies. Redemptions may be made on the last business day of each month with three months written notice. No unfunded commitments as of June 30, 2015.

(e)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of June 30, 2015.

(f)
Private equity fund purchased on 12/16/13 that invests in secured loans of leveraged companies organized and located in the United States. Illiquid investment in which redemptions are not accepted. Cost of investment at June 30, 2015 is $275,000. Unfunded commitments of $225,000 as of June 30, 2015.

(g)
Private equity fund purchased on 02/21/12 that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted. Cost of investment at June 30, 2015 is $1,200,000. No unfunded commitments as of June 30, 2015.

(h)	Affiliate.
(i)
Business development company purchased on 06/05/13 that invests in first lien senior secured and unitranche loans to private U.S. middle market companies that are, in many cases, controlled by private investment firms. Illiquid investment in which redemptions are not accepted. Cost of investment at June 30, 2015 is $910,102. Unfunded commitments of $1,477,199 as of June 30, 2015.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,090,088
Gross Unrealized Depreciation	(4,446,185)
Net Unrealized Appreciation	$4,643,903

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:

Private Equity Fund
Brightwood Switch SPV, LP
Balance 03/31/15
Shares/Principal	$1,200,000
Cost	$1,200,000
Value	$1,934,524
Gross Additions
Shares/Principal	-
Cost	$-
Gross Reductions
Shares/Principal	-
Cost	$-
Proceeds	$-
Balance 06/30/15
Shares/Principal	$1,200,000
Cost	$1,200,000
Value	$2,074,090
Realized gain/(loss)	$-
Investment Income	$-

BECK, MACK & OLIVER INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

As of June 30, 2015, the Beck, Mack & Oliver International Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation/(Depreciation)
Barclays Capital, Inc.	(1,602,136)	European Union Euro	11/9/2015	$1,800,000	$10,107
	(34,895,250)	Hong Kong Dollar	7/20/2015	4,500,000	(1,627)
	(28,140,000,000)	Indonesian Rupiah	9/2/2015	2,100,000	23,662
	(92,022,000)	Indian Rupee	11/9/2015	1,400,000	(15,017)
	(78,978,000)	Indian Rupee	11/9/2015	1,200,000	(14,440)
	(74,603,125)	Japanese Yen	7/7/2015	625,000	15,369
	(25,030,500)	Philippines Peso	12/29/2015	550,000	(482)
	(1,453,335)	Swiss Franc	7/7/2015	1,450,000	(104,883)
BNY Brokerage, Inc.	(2,273,980)	Brazilian Real	10/2/2015	670,000	(36,846)
	(2,802,800)	Canadian Dollars	9/21/2015	2,200,000	(41,508)
	(616,631)	European Union Euro	8/11/2015	700,000	12,144
	(51,736,000)	Indian Rupee	10/6/2015	800,000	(757)
	(7,555,320)	Norwegian Krone	9/23/2015	930,000	(31,690)
Citigroup Global Markets, Inc.	(174,735,000)	Chilean Peso	10/2/2015	275,000	4,093
	(2,561,600)	Brazilian Real	10/26/2015	800,000	10,115
	(2,139,470)	Malaysian Ringgit	7/7/2015	590,000	20,485
	2,139,470	Malaysian Ringgit	7/7/2015	(586,592)	(17,077)
	(1,858,036)	Norwegian Krone	11/27/2015	245,000	8,766
Mellon Bank, N.A.	(627,563)	European Union Euro	7/8/2015	750,000	50,285
					$(109,301)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Bermuda	$2,246,775	$-	$-	$2,246,775
Brazil	2,862,558	-	-	2,862,558
Canada	2,997,290	-	120,096	3,117,386
Chile	1,031,139	-	-	1,031,139
China	4,482,980	-	-	4,482,980
Colombia	409,643	-	-	409,643
Cyprus	907,190	-	-	907,190
Hong Kong	6,818,869	-	-	6,818,869
India	6,350,273	-	-	6,350,273
Indonesia	4,940,405	-	-	4,940,405

BECK, MACK & OLIVER INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Level 1	Level 2	Level 3	Total

Japan	$860,694	$-	$-	$860,694
Jordan	1,219,051	-	-	1,219,051
Mexico	1,907,330	-	-	1,907,330
Norway	1,559,911	-	-	1,559,911
Philippines	651,297	-	-	651,297
Russian Federation	2,804,404	-	-	2,804,404
Spain	1,402,135	-	-	1,402,135
Switzerland	5,557,266	-	-	5,557,266
United States	1,611,757	-	-	1,611,757
Preferred Stock
United States	-	-	181,625	181,625
Private Equity Fund
Brazil	-	449,463	-	449,463
India	-	260,188	-	260,188
United States	-	-	2,343,757	2,343,757
Investment Companies	-	1,165,650	880,108	2,045,758
Total Investments At Value	$50,620,967	$1,875,301	$3,525,586	$56,021,854
Other Financial Instruments **
Forward Currency Contracts	-	155,026	-	155,026

Total Assets	$50,620,967	$2,030,327	$3,525,586	$56,176,880

Liabilities
Other Financial Instruments **
Forward Currency Contracts	-	(264,327)	-	(264,327)

Total Liabilities	$-	$(264,327)	$-	$(264,327)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/depreciation at period end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Preferred Stock	Private Equity Funds	Investment Companies
Balance as of 03/31/15	$118,432	$181,625	$4,176,936	$703,137
Purchases	-	-	125,000	177,994
Sales	-	-	(2,077,688)	-
Realized gain	-	-	77,688	-
Change in unrealized appreciation/(depreciation)	1,664	-	41,821	(1,023)
Balance as of 06/30/15	$120,096	$181,625	$2,343,757	$880,108
Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/15	$1,664	$-	$41,821	$(1,023)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

BECK, MACK & OLIVER INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2015, are as follows:

Investments in Securities	Fair Value at 06/30/15	Valuation Technique(s)	Unobservable Input	Range as of 06/30/15	Weighted Average as of 06/30/15
Private Equity Funds – United States
Brightwood Switch SPV, LP	$2,074,090	Market Comparables	EV/EBITDA Multiple(1)	12.25x – 12.75x NFY EBITDA projection of $106.4mm (or EV of $1,372.5mm - $1,428.5mm and equity value of $1,135.4mm – $1,191.4mm)	Not applicable.

(1) Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015
Shares	Security Description	Value
Common Stock - 88.4%
Consumer Staples - 0.6%
80,000	Crimson Wine Group, Ltd. (a)	$748,000
Energy - 21.8%
48,000	Bristow Group, Inc.	2,558,400
89,500	Devon Energy Corp.	5,324,355
517,500	Encana Corp.	5,702,850
30,000	Matador Resources Co. (a)	750,000
47,000	National Oilwell Varco, Inc.	2,269,160
300,000	Noble Corp. PLC	4,617,000
112,650	San Juan Basin Royalty Trust	1,209,861
349,300	Subsea 7 SA, ADR (a)	3,414,408
		25,846,034
Financials - 34.0%
25,000	American Express Co.	1,943,000
180,000	Apollo Global Management, LLC	3,987,000
151,350	Boulevard Acquisition Corp. (a)	2,118,900
75,000	Brookfield Asset Management, Inc., Class A	2,619,750
55,000	Enstar Group, Ltd. (a)	8,522,250
30,080	Homefed Corp. (a)	1,443,840
25,000	JPMorgan Chase & Co.	1,694,000
252,000	Leucadia National Corp.	6,118,560
315,000	PICO Holdings, Inc. (a)	4,636,800
40,000	RenaissanceRe Holdings, Ltd.	4,060,400
75,000	U.S. Bancorp	3,255,000
		40,399,500
Healthcare - 10.9%
41,500	Abbott Laboratories	2,036,820
84,000	Baxter International, Inc.	5,874,120
90,000	Grifols SA, ADR	2,787,300
18,000	Laboratory Corp. of America Holdings (a)	2,181,960
		12,880,200
Industrials - 9.3%
66,800	Chicago Bridge & Iron Co. NV	3,342,672
30,000	Dover Corp.	2,105,400
105,000	Fluor Corp.	5,566,050
		11,014,122
Technology - 11.8%
4,200	Google, Inc., Class C (a)	2,186,142
37,000	International Business Machines Corp.	6,018,420
93,000	QUALCOMM, Inc.	5,824,590
		14,029,152
Total Common Stock (Cost $103,009,475)	104,917,008
Value

Total Investments - 88.4% (Cost $103,009,475)*	$104,917,008
Other Assets & Liabilities, Net – 11.6%	13,740,831
Net Assets – 100.0%	$118,657,839
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,318,653
Gross Unrealized Depreciation	(11,411,120)
Net Unrealized Appreciation	$1,907,533

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$104,917,008
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$104,917,008

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares	Security Description	Value
Long Positions - 101.0%
Common Stock (a) - 93.5%
Australia - 1.1%
51,730	Coca-Cola Amatil, Ltd.	$364,900
41,366	Newcrest Mining, Ltd. (b)	416,520
		781,420
Austria - 0.4%
10,753	OMV AG	296,027

Belgium - 0.5%
4,713	Delhaize Group SA	383,343

Bermuda - 2.2%
7,528	Endurance Specialty Holdings, Ltd.	494,589
2,567	Everest Re Group, Ltd.	467,220
36,597	Maiden Holdings, Ltd.	577,501
		1,539,310
Curacao - 0.7%
14,118	Orthofix International NV (b)	467,588
Denmark - 1.2%
12,031	DSV A/S	389,575
8,528	Schouw & Co.	445,564
		835,139
Finland - 0.6%
16,699	Neste Oyj	425,992

France - 2.8%
2,144	Christian Dior SE	419,729
6,314	Eiffage SA	351,579
7,432	Groupe Fnac (b)	447,253
3,890	Renault SA	407,856
22,313	Rexel SA	360,057
		1,986,474
Germany - 4.6%
7,449	Brenntag AG	427,434
4,241	Daimler AG	386,337
6,597	Fresenius SE & Co. KGaA	423,570
12,818	METRO AG	404,845
4,277	MTU Aero Engines AG	402,534
7,790	Rheinmetall AG	395,131
24,021	Takkt AG	439,318
8,203	United Internet AG	364,583
		3,243,752
Hong Kong - 0.5%
73,000	Orient Overseas International, Ltd.	372,603

Italy - 0.6%
43,825	Buzzi Unicem SpA	391,456

Japan - 11.2%
18,600	Alps Electric Co., Ltd.	573,615
10,200	Aoyama Trading Co., Ltd.	412,073
12,000	Electric Power Development Co., Ltd.	423,911

Shares	Security Description	Value
35,500	Fuji Machine Manufacturing Co., Ltd.	$371,501
60,000	Fujitsu, Ltd.	335,241
9,100	Kintetsu World Express, Inc.	408,387
38,700	Konica Minolta, Inc.	451,055
77,000	Kyodo Printing Co., Ltd.	218,543
71,000	Mitsubishi Gas Chemical Co, Inc.	397,547
3,200	Murata Manufacturing Co., Ltd.	558,449
34,600	Nikkiso Co., Ltd.	362,736
31,800	Nisshin Steel Co., Ltd. (b)	394,003
9,800	NTT Data Corp.	427,973
38,000	OKUMA Corp.	428,803
27,700	Sumitomo Corp.	322,412
6,200	TDK Corp.	474,750
22,500	Toho Holdings Co., Ltd.	517,937
71,000	Tokyo Gas Co., Ltd.	376,916
35,600	Ushio, Inc.	463,392
		7,919,244
Luxembourg - 0.6%
1,414	Eurofins Scientific SE	430,499

Netherlands - 1.1%
12,681	Arcadis NV	348,773
10,773	TKH Group NV, SDR	452,551
		801,324
Norway - 2.1%
34,300	Atea ASA	306,543
59,416	Austevoll Seafood ASA	310,467
59,478	Det Norske Oljeselskap ASA (b)	420,683
9,099	Yara International ASA	474,132
		1,511,825
Portugal - 0.6%
29,531	Semapa-Sociedade de Investimento e Gestao, SGPS, SA	399,117

Puerto Rico - 1.2%
83,136	First BanCorp. (b)	400,716
15,575	Popular, Inc. (b)	449,494
		850,210
Spain - 1.2%
49,606	Distribuidora Internacional de Alimentacion SA	380,159
19,819	Gas Natural SDG SA	450,035
		830,194
Sweden - 1.8%
10,257	Indutrade AB	471,859
29,789	Securitas AB, Class B	393,421
31,696	Volvo AB, Class B	393,586
		1,258,866
Switzerland - 1.2%
3,543	Lonza Group AG	473,576
1,788	Swiss Life Holding AG (b)	409,418
		882,994

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares	Security Description	Value
United Kingdom - 5.2%
23,909	Ashtead Group PLC	$412,067
45,793	Countrywide PLC	408,696
26,076	Great Portland Estates PLC REIT	317,894
49,058	Halfords Group PLC	406,833
9,742	Imperial Tobacco Group PLC	469,196
23,036	Land Securities Group PLC REIT	435,590
46,884	Marks & Spencer Group PLC	395,510
71,662	Tullett Prebon PLC	413,099
10,353	Unilever NV, SDR	432,850
		3,691,735
United States - 52.1%
36,013	Achillion Pharmaceuticals, Inc. (b)	319,075
7,890	Alaska Air Group, Inc.	508,353
16,601	AMN Healthcare Services, Inc. (b)	524,426
12,826	Argan, Inc.	517,273
8,971	Atlas Air Worldwide Holdings, Inc. (b)	493,046
14,969	Atwood Oceanics, Inc.	395,780
9,037	Avnet, Inc.	371,511
35,935	Banc of California, Inc.	494,106
22,608	Black Box Corp.	452,160
29,576	Blount International, Inc. (b)	322,970
6,244	Centene Corp. (b)	502,018
16,860	Chemtura Corp. (b)	477,307
33,562	Commercial Metals Co.	539,677
22,196	Convergys Corp	565,776
14,115	CoreLogic, Inc. (b)	560,224
4,959	DineEquity, Inc.	491,387
22,793	Douglas Dynamics, Inc.	489,594
4,023	DST Systems, Inc.	506,818
9,395	Emergent BioSolutions, Inc. (b)	309,565
28,049	Ennis, Inc.	521,431
6,767	ePlus, Inc. (b)	518,691
8,382	Euronet Worldwide, Inc. (b)	517,169
27,232	Express, Inc. (b)	493,172
8,330	Foot Locker, Inc.	558,193
37,533	FutureFuel Corp.	483,050
14,377	Gigamon, Inc. (b)	474,297
8,744	Greatbatch, Inc. (b)	471,476
13,271	Heartland Financial USA, Inc.	493,947
21,900	Heidrick & Struggles International, Inc.	571,152
11,953	HollyFrontier Corp.	510,274
16,441	Insight Enterprises, Inc. (b)	491,750
26,247	Inteliquent, Inc.	482,945
15,460	INTL. FCStone, Inc. (b)	513,890
41,486	Intrawest Resorts Holdings, Inc. (b)	482,067
29,168	Isle of Capri Casinos, Inc. (b)	529,399
35,126	K12, Inc. (b)	444,344
24,576	KBR, Inc.	478,741
11,705	Leidos Holdings, Inc.	472,531
17,407	Liberty Interactive Corp. QVC Group, Class A (b)	483,044

Shares	Security Description	Value
13,403	Liberty Ventures, Class A (b)	$526,336
80,911	Lionbridge Technologies, Inc. (b)	499,221
9,640	MacroGenics, Inc. (b)	366,031
5,511	ManpowerGroup, Inc.	492,573
5,994	MarketAxess Holdings, Inc.	556,063
6,057	Marriott Vacations Worldwide Corp.	555,730
23,158	Merit Medical Systems, Inc. (b)	498,823
81,812	Monster Worldwide, Inc. (b)	535,051
18,192	MYR Group, Inc. (b)	563,224
17,476	NeuStar, Inc., Class A (b)	510,474
61,252	OraSure Technologies, Inc. (b)	330,148
6,430	PAREXEL International Corp. (b)	413,513
17,474	PBF Energy, Inc., Class A	496,611
7,794	Portola Pharmaceuticals, Inc. (b)	355,017
13,461	Premier, Inc., Class A (b)	517,710
5,777	Reinsurance Group of America, Inc.	548,064
27,526	Resources Connection, Inc.	442,893
8,104	REX American Resources Corp. (b)	515,739
27,295	RR Donnelley & Sons Co.	475,752
17,927	Sagent Pharmaceuticals, Inc. (b)	435,805
25,027	Sanmina Corp. (b)	504,544
11,208	Schweitzer-Mauduit International, Inc.	446,975
17,676	Select Comfort Corp. (b)	531,517
4,474	Skechers U.S.A., Inc., Class A (b)	491,200
8,944	Spirit AeroSystems Holdings, Inc., Class A (b)	492,904
8,015	Tech Data Corp. (b)	461,343
18,137	Telephone & Data Systems, Inc.	533,228
11,189	The Ryland Group, Inc.	518,834
15,509	Trinity Industries, Inc.	409,903
48,593	TTM Technologies, Inc. (b)	485,444
23,215	United Community Banks, Inc.	484,497
14,667	VASCO Data Security International, Inc. (b)	442,797
10,934	Voya Financial, Inc.	508,103
35,856	Wabash National Corp. (b)	449,634
19,901	Walker & Dunlop, Inc. (b)	532,153
12,644	Western Refining, Inc.	551,531
39,947	Wilshire Bancorp, Inc.	504,531
		36,816,545
Total Common Stock		66,115,657
(Cost $62,968,312)

Total Equity Securities
(Cost $62,968,312)		66,115,657
Money Market Fund - 7.5%
5,295,375	Dreyfus Treasury Prime Cash Management, 0.00% (c) (Cost $5,295,375)	5,295,375

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Value
Total Long Positions - 101.0%	$71,411,032
(Cost $68,263,687)*
Total Short Positions - (93.4)%	(66,035,200)
(Proceeds $(66,928,975))*
Other Assets & Liabilities, Net – 92.4%	65,330,621
Net Assets – 100.0%	$70,706,453

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2015

Shares	Security Description	Value
Short Positions - (93.4)%
Common Stock - (93.4)%
Austria - (1.1)%
(9,206)	ams AG	$(402,631)
(32,597)	Conwert Immobilien Invest SE	(413,439)
		(816,070)

Belgium - (0.6)%
(14,442)	bpost SA	(397,156)

Bermuda - (1.3)%
(10,090)	Golar LNG, Ltd.	(472,212)
(3,722)	Signet Jewelers, Ltd.	(477,309)
		(949,521)

France - (3.3)%
(12,925)	Alstom SA	(367,125)
(4,565)	Eramet	(354,405)
(12,454)	Korian-Medica	(413,946)
(10,764)	Nexans SA	(404,808)
(1,636)	Unibail-Rodamco SE REIT	(415,552)
(17,433)	Vallourec SA	(356,150)
		(2,311,986)

Germany - (5.4)%
(55,088)	AIXTRON SE	(372,235)
(9,057)	Aurelius AG	(387,112)
(5,087)	Beiersdorf AG	(426,241)
(2,552)	Bertrandt AG	(334,884)
(9,837)	Bilfinger SE	(372,335)
(16,248)	Gerry Weber International AG	(372,763)
(3,651)	HUGO BOSS AG	(408,168)
(1,211)	KWS Saat SE	(402,895)
(16,789)	Nordex SE	(402,245)
(9,977)	Salzgitter AG	(356,675)
		(3,835,553)

Hong Kong - (1.2)%
(50,000)	Cheung Kong Infrastructure Holdings, Ltd.	(388,120)
(51,500)	CLP Holdings, Ltd.	(437,701)
		(825,821)

Italy - (1.1)%
(17,255)	Atlantia SpA	(426,335)
(58,357)	Cementir Holding SpA	(382,139)
		(808,474)

Japan - (11.6)%
(20,800)	Coca-Cola East Japan Co., Ltd.	(384,610)
(23,200)	Daiseki Co., Ltd.	(448,779)
(33,800)	F@N Communications, Inc.	(249,994)
(33,300)	Fancl Corp.	(463,376)
(45,000)	Fuji Kyuko Co., Ltd.	(389,871)
(21,500)	House Foods Group, Inc.	(408,598)
(26,200)	Kakaku.com, Inc.	(379,079)
(25,000)	Kansai Paint Co., Ltd.	(387,330)
(46,400)	Mitsubishi Motors Corp.	(394,587)

Shares	Security Description	Value
(12,300)	MonotaRO Co., Ltd.	$(539,942)
(6,800)	Nidec Corp.	(508,897)
(23,400)	Nissan Chemical Industries, Ltd.	(516,366)
(9,100)	Nissin Foods Holdings Co., Ltd.	(398,701)
(27,300)	Nissin Kogyo Co., Ltd.	(450,361)
(61,000)	Obayashi Corp.	(444,821)
(11,000)	OBIC Business Consultants, Ltd.	(414,322)
(4,500)	Ono Pharmaceutical Co., Ltd.	(491,152)
(58,000)	Shimizu Corp.	(488,102)
(18,300)	Unicharm Corp.	(434,708)
		(8,193,596)

Netherlands - (1.3)%
(9,319)	ASM International NV	(431,110)
(4,417)	ASML Holding NV	(459,445)
		(890,555)

New Zealand - (0.5)%
(71,432)	Ryman Healthcare, Ltd.	(383,378)

Norway - (0.6)%
(34,739)	Marine Harvest ASA	(397,851)

Spain - (0.6)%
(36,970)	Zardoya Otis SA	(403,495)

Sweden - (1.7)%
(26,358)	AF AB	(358,285)
(25,656)	Lundin Petroleum AB	(440,168)
(16,903)	Saab AB, Class B	(413,018)
		(1,211,471)
Switzerland - (2.4)%
(18,588)	ABB, Ltd.	(389,574)
(3,716)	Basilea Pharmaceutica	(466,638)
(524)	Flughafen Zuerich AG	(405,632)
(3,192)	Sonova Holding AG	(431,637)
		(1,693,481)
United Kingdom - (6.3)%
(7,398)	ASOS PLC	(451,035)
(14,790)	AVEVA Group PLC	(420,660)
(20,071)	BHP Billiton PLC	(394,630)
(57,438)	Dixons Carphone PLC	(408,436)
(50,123)	ICAP PLC	(416,922)
(31,678)	Petrofac, Ltd.	(460,938)
(114,780)	Rotork PLC	(419,587)
(62,733)	RSA Insurance Group PLC	(391,190)
(20,869)	SuperGroup PLC	(402,519)
(20,935)	Telecom Plus PLC	(325,903)
(69,979)	Tullow Oil PLC	(373,987)
		(4,465,807)
United States - (54.4)%
(36,726)	Acacia Research Corp.	(322,087)
(7,299)	Air Methods Corp.	(301,741)
(94,025)	AK Steel Holding Corp.	(363,877)
(9,786)	Arthur J. Gallagher & Co.	(462,878)

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2015

Shares	Security Description	Value
(8,489)	Artisan Partners Asset Management, Inc., Class A	$(394,399)
(6,028)	Belden, Inc.	(489,654)
(33,626)	BioCryst Pharmaceuticals, Inc.	(502,036)
(49,609)	BioDelivery Sciences International, Inc.	(394,888)
(128,393)	BioScrip, Inc.	(466,067)
(15,098)	Brown & Brown, Inc.	(496,120)
(36,750)	C&J Energy Services, Ltd.	(485,100)
(8,731)	Cabela's, Inc.	(436,375)
(9,339)	Carpenter Technology Corp.	(361,233)
(5,313)	Cheniere Energy, Inc.	(367,978)
(9,427)	Choice Hotels International, Inc.	(511,415)
(20,965)	Chuy's Holdings, Inc.	(561,652)
(8,598)	CLARCOR, Inc.	(535,140)
(14,128)	Cornerstone OnDemand, Inc.	(491,654)
(2,792)	CoStar Group, Inc.	(561,918)
(24,854)	Covanta Holding Corp.	(526,656)
(28,218)	CVB Financial Corp.	(496,919)
(24,638)	Del Frisco's Restaurant Group, Inc.	(459,006)
(10,951)	Electronics For Imaging, Inc.	(476,478)
(36,323)	Endologix, Inc.	(557,195)
(7,903)	EnPro Industries, Inc.	(452,210)
(1,985)	Equinix, Inc. REIT	(504,190)
(18,959)	Ethan Allen Interiors, Inc.	(499,380)
(25,564)	Finisar Corp.	(456,829)
(14,714)	First Financial Bankshares, Inc.	(509,693)
(12,978)	Generac Holdings, Inc.	(515,876)
(42,676)	GenMark Diagnostics, Inc.	(386,645)
(14,154)	Greenhill & Co., Inc.	(584,985)
(16,790)	Healthcare Services Group, Inc.	(554,909)
(17,390)	Herman Miller, Inc.	(503,093)
(36,413)	Horsehead Holding Corp.	(426,760)
(8,855)	Huron Consulting Group, Inc.	(620,647)
(10,626)	Independent Bank Corp.	(498,253)
(57,713)	Internap Corp.	(533,845)
(25,399)	Krispy Kreme Doughnuts, Inc.	(489,185)
(9,728)	Las Vegas Sands Corp.	(511,401)
(32,800)	Louisiana-Pacific Corp.	(558,584)
(20,105)	Marketo, Inc.	(564,146)
(8,172)	Mattress Firm Holding Corp.	(498,083)
(8,900)	Mercury General Corp.	(495,285)
(23,406)	Meridian Bioscience, Inc.	(436,288)
(83,707)	MobileIron, Inc.	(494,708)
(69,639)	ORBCOMM, Inc.	(470,063)
(16,274)	Owens & Minor, Inc.	(553,316)
(40,329)	Pier 1 Imports, Inc.	(509,355)
(46,915)	Ply Gem Holdings, Inc.	(553,128)
(10,362)	Power Solutions International, Inc.	(559,755)
(21,182)	PROS Holdings, Inc.	(447,152)
(6,408)	Proto Labs, Inc.	(432,412)
(3,033)	Puma Biotechnology, Inc.	(354,103)
(21,690)	Raven Industries, Inc.	(440,958)
(66,275)	RCS Capital Corp.	(507,667)
(49,596)	Ruckus Wireless, Inc.	(512,823)

Shares	Security Description	Value

(21,388)	Sabre Corp.	$(509,034)
(7,608)	Seattle Genetics, Inc.	(368,227)
(126,385)	ServiceSource International, Inc.	(691,326)
(56,602)	Silicon Graphics International Corp.	(366,215)
(120,950)	Sprint Corp.	(551,532)
(50,123)	STAAR Surgical Co.	(484,188)
(13,459)	Stewart Information Services Corp.	(535,668)
(44,319)	Synergy Resources Corp.	(506,566)
(7,691)	Texas Capital Bancshares, Inc.	(478,688)
(21,256)	TG Therapeutics, Inc.	(352,637)
(54,928)	The Bancorp, Inc.	(509,732)
(21,374)	The Spectranetics Corp.	(491,816)
(36,533)	Tuesday Morning Corp.	(411,544)
(8,774)	UMB Financial Corp.	(500,293)
(57,594)	UTi Worldwide, Inc.	(575,364)
(4,298)	Valmont Industries, Inc.	(510,903)
(22,653)	Varonis Systems, Inc.	(500,405)
(7,402)	ViaSat, Inc.	(446,045)
(26,777)	Vince Holding Corp.	(320,788)
(9,851)	Westamerica Bancorporation	(498,953)
(19,307)	Westmoreland Coal Co.	(401,199)
(11,136)	XPO Logistics, Inc.	(503,124)
(5,517)	Zillow Group, Inc., Class A	(478,545)
		(38,450,985)
Total Common Stock
(Proceeds $(66,928,975))		(66,035,200)
Total Short Positions - (93.4)%
(Proceeds $(66,928,975))		$(66,035,200)

LMCG GLOBAL MARKET NEUTRAL FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2015

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	All or a portion of these securities are held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Variable rate security. Rate presented is as of June 30, 2015.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,568,868
Gross Unrealized Depreciation	(5,527,748)
Net Unrealized Appreciation	$4,041,120

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and liabilities as of June 30, 2015.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Australia	$-	$781,420	$-	$781,420
Austria	-	296,027	-	296,027
Belgium	-	383,343	-	383,343
Bermuda	1,539,310	-	-	1,539,310
Curacao	467,588	-	-	467,588
Denmark	-	835,139	-	835,139
Finland	-	425,992	-	425,992
France	-	1,986,474	-	1,986,474
Germany	-	3,243,752	-	3,243,752
Hong Kong	-	372,603	-	372,603
Italy	-	391,456	-	391,456
Japan	-	7,919,244	-	7,919,244
Luxembourg	-	430,499	-	430,499
Netherlands	-	801,324	-	801,324
Norway	-	1,511,825	-	1,511,825
Portugal	-	399,117	-	399,117
Puerto Rico	850,210	-	-	850,210
Spain	-	830,194	-	830,194
Sweden	-	1,258,866	-	1,258,866
Switzerland	-	882,994	-	882,994
United Kingdom	-	3,691,735	-	3,691,735
United States	36,816,545	-	-	36,816,545
Money Market Fund	-	5,295,375	-	5,295,375
Total Investments At Value	$39,673,653	$31,737,379	$-	$71,411,032
Total Assets	$39,673,653	$31,737,379	$	$71,411,032

	Level 1	Level 2	Level 3	Total

Liabilities

Securities Sold Short

Common Stock
Austria	$-	$(816,070)	$-	$(816,070)
Belgium	-	(397,156)	-	(397,156)
Bermuda	(949,521)	-	-	(949,521)
France	-	(2,311,986)	-	(2,311,986)
Germany	-	(3,835,553)	-	(3,835,553)
Hong Kong	-	(825,821)	-	(825,821)
Italy	-	(808,474)	-	(808,474)
Japan	-	(8,193,596)	-	(8,193,596)
Netherlands	-	(890,555)	-	(890,555)
New Zealand	-	(383,378)	-	(383,378)
Norway	-	(397,851)	-	(397,851)
Spain	-	(403,495)	-	(403,495)
Sweden	-	(1,211,471)	-	(1,211,471)
Switzerland	-	(1,693,481)	-	(1,693,481)
United Kingdom	-	(4,465,807)	-	(4,465,807)
United States	(38,450,985)	-	-	(38,450,985)
Total Securities Sold Short	$(39,400,506)	$(26,634,694)	$-	$(66,035,200)
Total Liabilities	$(39,400,506)	$(26,634,694)	$-	$(66,035,200)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

At June 30, 2015, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Market Neutral Fund
Long Securities	37.40%
Short Securities	(37.67)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares		Security Description	Value

Common Stock - 90.9%
Australia - 1.0%
	1,600	Independence Group NL	$5,147
	4,456	Scentre Group REIT	12,872
	452	South32, Ltd. (a)	611
			18,630
Austria - 0.2%
	99	Oesterreichische Post AG	4,557

Belgium - 1.1%
	54	Ackermans & van Haaren NV	7,694
	106	Anheuser-Busch InBev NV	12,756
			20,450
Bermuda - 0.4%
	179	Validus Holdings, Ltd.	7,874

Brazil - 0.3%
	400	Fibria Celulose SA	5,481

Canada - 1.6%
	202	Canadian National Railway Co.	11,654
	264	Goldcorp, Inc.	4,277
	200	Intact Financial Corp.	13,898
			29,829
China - 1.5%
	18,000	Bank of China, Ltd., Class H	11,682
	7,000	China Railway Group, Ltd. Class H	7,546
	500	Tencent Holdings, Ltd.	9,998
			29,226
Denmark - 1.1%
	329	DSV A/S	10,653
	77	NKT Holding A/S	4,417
	165	Royal Unibrew A/S	5,640
			20,710
France - 2.6%
	197	BNP Paribas SA	11,955
	113	Sanofi	11,179
	298	TOTAL SA	14,617
	223	Vinci SA	12,942
			50,693
Germany - 4.5%
	77	Allianz SE	12,008
	160	BASF SE	14,079
	120	Bayer AG	16,805
	154	Daimler AG	14,029
	154	Freenet AG	5,187
	150	SAP SE	10,511
	138	Siemens AG	13,962
			86,581

Shares		Security Description	Value
Hong Kong - 0.7%
	500	China Mobile, Ltd.	$6,397
	1,200	Dah Sing Financial Holdings, Ltd.	7,865
			14,262
India - 0.4%
	270	Reliance Industries, Ltd., GDR (b)	8,410

Indonesia - 0.2%
	11,100	Bank Negara Indonesia Persero Tbk PT	4,401

Ireland - 0.6%
	423	Fly Leasing, Ltd., ADR	6,641
	139	Smurfit Kappa Group PLC	3,794
			10,435
Italy - 1.4%
	1,052	Enel SpA	4,768
	563	ENI SpA	10,000
	3,120	Intesa Sanpaolo SpA	11,330
			26,098
Japan - 6.0%
	100	Aoyama Trading Co., Ltd.	4,040
	400	Honda Motor Co., Ltd.	12,928
	300	Hoya Corp.	12,015
	2,000	Kawasaki Kisen Kaisha, Ltd.	4,718
	400	Keihin Corp.	5,731
	300	KYORIN Holdings, Inc.	6,117
	2,000	Mitsubishi UFJ Financial Group, Inc.	14,389
	3,000	Mitsui Engineering & Shipbuilding Co., Ltd.	5,190
	200	NS Solutions Corp.	6,613
	100	Obic Co., Ltd.	4,458
	800	Sumitomo Electric Industries, Ltd.	12,382
	1,000	Toray Industries, Inc.	8,453
	200	Toyota Motor Corp.	13,383
	200	Yamaha Corp.	4,031
			114,448
Malta - 0.3%
	99	Unibet Group PLC, SDR	6,031

Mexico - 0.3%
	5,500	America Movil SAB de CV, Class L	5,879

Singapore - 0.6%
	4,000	Singapore Press Holdings, Ltd.	12,111

South Africa - 0.4%
	570	Liberty Holdings, Ltd.	6,809

South Korea - 1.3%
	23	Hyundai Motor Co.	2,800
	323	Industrial Bank of Korea	4,179
	70	KT&G Corp.	5,949
	7	Samsung Electronics Co., Ltd.	7,942
	111	SK Hynix, Inc.	4,207
			25,077

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares		Security Description	Value

Spain - 0.6%
	1,643	Banco Santander SA	$11,557

Sweden - 1.1%
	434	Investor AB, Class B	16,182
	330	Wihlborgs Fastigheter AB	5,378
			21,560
Switzerland - 2.0%
	14	Helvetia Holding AG	8,002
	232	Nestle SA	16,739
	211	Wolseley PLC	13,457
			38,198
Taiwan - 1.2%
	8,000	China Life Insurance Co., Ltd.	8,186
	1,000	Hon Hai Precision Industry Co., Ltd.	3,142
	1,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,549
	4,180	Uni-President Enterprises Corp.	7,412
			23,289
United Kingdom - 5.5%
	185	Berkeley Group Holdings PLC	9,721
	452	BHP Billiton PLC	8,887
	1,893	BP PLC	12,563
	205	British American Tobacco PLC	11,038
	234	Close Brothers Group PLC	5,615
	463	GlaxoSmithKline PLC	9,627
	810	Howden Joinery Group PLC	6,575
	1,425	HSBC Holdings PLC	12,760
	331	Royal Dutch Shell PLC, Class B	9,424
	2,300	Taylor Wimpey PLC	6,707
	160	Whitbread PLC	12,430
			105,347
United States - 54.0%
	293	Abbott Laboratories	14,380
	599	AES Corp.	7,943
	124	Agilent Technologies, Inc.	4,784
	293	AGL Resources, Inc.	13,642
	68	Akamai Technologies, Inc. (a)	4,748
	121	Align Technology, Inc. (a)	7,588
	216	Allegheny Technologies, Inc.	6,523
	211	Altera Corp.	10,803
	35	Amazon.com, Inc. (a)	15,193
	478	American Eagle Outfitters, Inc.	8,231
	219	AmerisourceBergen Corp.	23,288
	167	Amsurg Corp. (a)	11,682
	182	Apache Corp.	10,489
	332	Apple, Inc.	41,641
	68	athenahealth, Inc. (a)	7,791
	46	BlackRock, Inc.	15,915
	504	Cadence Design Systems, Inc. (a)	9,909
	116	Capital One Financial Corp.	10,205
	110	Caterpillar, Inc.	9,330

Shares		Security Description	Value

	93	Charles River Laboratories International, Inc. (a)	$6,542
	76	Chevron Corp.	7,332
	365	Cisco Systems, Inc.	10,023
	239	Comerica, Inc.	12,265
	219	Community Health Systems, Inc. (a)	13,790
	371	Corporate Office Properties Trust REIT	8,733
	137	Danaher Corp.	11,726
	718	Darling Ingredients, Inc. (a)	10,526
	153	Dealertrack Technologies, Inc. (a)	9,607
	96	Diamondback Energy, Inc. (a)	7,236
	176	Dick's Sporting Goods, Inc.	9,112
	236	Diebold, Inc.	8,260
	209	EMC Corp.	5,516
	113	Emerson Electric Co.	6,264
	127	Evercore Partners, Inc., Class A	6,853
	776	Fifth Third Bancorp	16,156
	230	Generac Holdings, Inc. (a)	9,142
	661	General Electric Co.	17,563
	182	Gilead Sciences, Inc.	21,309
	35	Google, Inc., Class A (a)	18,901
	156	Heartland Payment Systems, Inc.	8,432
	248	Hexcel Corp.	12,336
	22	Intercept Pharmaceuticals, Inc. (a)	5,310
	293	International Paper Co.	13,944
	1,204	Investors Bancorp, Inc.	14,809
	286	ITT Corp.	11,966
	471	JPMorgan Chase & Co.	31,915
	257	Korn/Ferry International	8,936
	230	Las Vegas Sands Corp.	12,091
	111	Lithia Motors, Inc., Class A	12,561
	276	Marsh & McLennan Cos., Inc.	15,649
	50	Martin Marietta Materials, Inc.	7,075
	174	MasterCard, Inc., Class A	16,266
	174	MAXIMUS, Inc.	11,437
	158	Merck & Co., Inc.	8,995
	556	Micron Technology, Inc. (a)	10,475
	255	Microsoft Corp.	11,258
	186	Oracle Corp.	7,496
	193	PAREXEL International Corp. (a)	12,412
	110	PepsiCo, Inc.	10,267
	264	Pfizer, Inc.	8,852
	48	Pioneer Natural Resources Co.	6,657
	224	Portland General Electric Co.	7,428
	170	QUALCOMM, Inc.	10,647
	153	Regal-Beloit Corp.	11,106
	227	Rice Energy, Inc. (a)	4,728
	78	Rockwell Automation, Inc.	9,722
	94	SanDisk Corp.	5,473
	143	Schlumberger, Ltd.	12,325
	124	Sensient Technologies Corp.	8,474
	212	Shutterfly, Inc. (a)	10,136
	202	Sotheby's	9,138
	180	Spectra Energy Corp.	5,868

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares		Security Description		Value
	143	State Street Corp.		$11,011
	300	SunTrust Banks, Inc.		12,906
	266	Synchronoss Technologies, Inc. (a)		12,164
	293	Sysco Corp.		10,577
	186	Tenet Healthcare Corp. (a)		10,766
	148	The Advisory Board Co. (a)		8,091
	281	The Dow Chemical Co.		14,379
	45	The Goldman Sachs Group, Inc.		9,396
	370	The Interpublic Group of Cos., Inc.		7,130
	67	The Ultimate Software Group, Inc. (a)		11,011
	46	Towers Watson & Co., Class A		5,787
	145	United Natural Foods, Inc. (a)		9,234
	124	United Technologies Corp.		13,755
	255	Unum Group		9,116
	306	USG Corp. (a)		8,504
	352	Vantiv, Inc., Class A (a)		13,443
	408	Wells Fargo & Co.		22,946
	93	Williams-Sonoma, Inc.		7,651
	276	Xcel Energy, Inc.		8,882
	625	Xerox Corp.		6,650
	610	Zions Bancorp.		19,358
				1,037,882

Total Common Stock				1,745,825
(Cost $1,623,390)

Shares		Security Description	Rate	Value
Preferred Stock - 0.3%
Brazil - 0.3%
	720	Banco Bradesco SA (Cost $8,014)	0.19%	6,600

Total Equity Securities				1,752,425
(Cost $1,631,404)

Exchange Traded Note - 0.6%
	156	iPath MSCI India Index ETN (a) (Cost $8,169)		10,971

Investment Companies - 5.3%
	202	iShares MSCI ACWI ETF		12,009
	278	iShares MSCI EAFE Small-Cap ETF		14,183
	311	iShares MSCI Eurozone ETF		11,675
	135	iShares MSCI Turkey ETF		6,094
	489	iShares Russell 1000 Growth ETF		48,416
	96	iShares Russell 2000 Value ETF		9,788
Total Investment Companies				102,165
(Cost $99,129)
Money Market Fund - 1.3%
	23,948	Dreyfus Treasury Prime Cash Management, 0.00% (c) (Cost $23,948)		23,948

				Value
Total Investments - 98.4%				$1,889,509
(Cost $1,762,650)*
Other Assets & Liabilities, Net – 1.6%				31,499
Net Assets – 100.0%				$1,921,008

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $8,410 or 0.4% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2015.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$204,078
Gross Unrealized Depreciation	(77,219)
Net Unrealized Appreciation	$126,859

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.

	Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$611	$18,019	$-	$18,630
Austria	-	4,557	-	4,557
Belgium	-	20,450	-	20,450
Bermuda	7,874	-	-	7,874
Brazil	5,481	-	-	5,481
Canada	29,829	-	-	29,829
China	-	29,226	-	29,226
Denmark	10,653	10,057	-	20,710
France	-	50,693	-	50,693
Germany	10,511	76,070	-	86,581
Hong Kong	-	14,262	-	14,262
India	8,410	-	-	8,410
Indonesia	-	4,401	-	4,401
Ireland	6,641	3,794	-	10,435
Italy	-	26,098	-	26,098
Japan	-	114,448	-	114,448
Malta	-	6,031	-	6,031
Mexico	5,879	-	-	5,879
Singapore	-	12,111	-	12,111
South Africa	-	6,809	-	6,809
South Korea	-	25,077	-	25,077
Spain	-	11,557	-	11,557
Sweden	-	21,560	-	21,560
Switzerland	16,739	21,459	-	38,198
Taiwan	-	23,289	-	23,289
United Kingdom	-	105,347	-	105,347
United States	1,037,882	-	-	1,037,882
Preferred Stock
Brazil	6,600	-	-	6,600
Exchange Traded Note	10,971	-	-	10,971
Investment Companies	102,165	-	-	102,165
Money Market Fund	-	23,948	-	23,948
Total Investments At Value	$1,260,246	$629,263		$1,889,509

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

At June 30, 2015, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Multicap Fund
Long Securities	31.51%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds (a)- 43.6%
Non-U.S. Government - Singapore - 2.7%
5,500,000	Singapore Government Bond	SGD	2.875%	07/01/15	$4,084,011
Non-U.S. Government - United Kingdom - 4.7%
4,430,000	United Kingdom Gilt (b)	GBP	4.750	09/07/15	7,015,376
Non-U.S. Government Agency - Germany - 4.5%
4,300,000	KFW, EMTN	GBP	2.750	09/07/15	6,782,697
Non-U.S. Government Agency - Norway - 1.0%

12,160,000	Kommunalbanken AS, EMTN	NOK	3.500	09/11/15	1,556,983
Non-U.S. Government Agency - Sweden - 4.5%
35,500,000	Kommuninvest I Sverige AB, Series 1508, MTN	SEK	2.750	08/12/15	4,293,030
21,000,000	Kommuninvest I Sverige AB, Series 1610, MTN	SEK	2.000	10/12/16	2,608,941
					6,901,971
Regional Authority - Australia - 2.6%
5,000,000	New South Wales Treasury Corp., Series 16	AUD	6.000	04/01/16	3,971,408
Regional Authority - Norway - 3.9%
44,000,000	City of Oslo Norway	NOK	4.650	11/10/16	5,861,956
Supranational - Europe - 18.1%
6,000,000	European Financial Stability Facility, Series 2, EMTN (b)	EUR	0.080	07/15/15	6,688,562
18,300,000	European Investment Bank, EMTN	EUR	3.125	10/15/15	20,592,402
					27,280,964
Supranational - Finland- 1.6%
18,530,000	Nordic Investment Bank, EMTN	NOK	3.000	09/01/16	2,410,388
Total Foreign Bonds (Cost $69,548,044)					65,865,754
Foreign Treasury Securities (a) - 30.4%
Non-U.S. Government - Belgium - 4.8%
6,497,000	Belgium Treasury Bill, Series 12M (c)	EUR	0.000	04/14/16	7,254,716
Non-U.S. Government - Canada - 2.0%
3,700,000	Canadian Treasury Bill (c)	CAD	0.694	12/17/15	2,954,312
Non-U.S. Government - Ireland - 4.9%
6,600,000	Republic of Ireland Treasury Bill (c)	EUR	0.000	11/23/15	7,359,309
Non-U.S. Government - Norway - 4.7%
56,500,000	Norway Treasury Bill (c)	NOK	0.674-0.856	12/16/15	7,179,967
Non-U.S. Government - Sweden - 14.0%
175,000,000	Swedish Treasury Bill (c)	SEK	0.000	12/16/15	21,153,471

Total Foreign Treasury Securities (Cost $46,032,569)	45,901,775
Shares

Exchange Traded Product - United States - 18.8%
2,429,800	Merk Gold Trust (d)(e) (Cost $31,299,955)	USD	28,379,821

Money Market Fund - 0.5%
740,206	Morgan Stanley Institutional Liquidity Fund (f) (Cost $740,206)	USD	0.010	740,206

Total Investments – 93.3% (Cost $147,620,774)*	$140,887,556
Foreign Currencies – 2.0% (Cost $2,941,647)	2,976,350
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.2)%	(233,558)
Other Assets and Liabilities, Net – 4.9%	7,342,485
NET ASSETS – 100.0%	$150,972,833

EMTN	European Medium Term Note
MTN	Medium Term Note

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contracts and future contract exposures.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $13,703,938 or 9.1% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Non-income producing security.
(e)	Affiliate.
(f)	Variable rate security. Rate presented is as of June 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$666,819
Gross Unrealized Depreciation	(7,400,037)
Net Unrealized Depreciation	$(6,733,218)

Affiliated investments are investments that are managed by the adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments.  Transactions during the period with affiliates were as follows:

Exchange Traded Product
Merk Gold Trust	Balance 03/31/15	Gross Additions	Gross Reductions	Balance 06/30/15	Realized Loss	Investment Income
Shares/Principal	2,529,800	-	(100,000)	2,429,800
Cost	$32,588,125	$-	$(1,288,170)	$31,299,955	$(90,192)	$-
Proceeds		-	(1,197,978)
Value	29,828,872	-	-	28,379,821

At June 30, 2015, the Merk Hard Currency Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

14	Gold 100 oz. Future	08/31/15	$1,663,620	$(23,100)

As of June 30, 2015, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Securities	(5,747,922)	Australian Dollar	07/02/15	$(4,400,000)	$(34,810)
	(1,905,852)	New Zealand Dollar	07/02/15	(1,300,000)	8,500
	1,270,736	Pounds Sterling	07/02/15	2,000,000	(3,356)
	(1,955,000,000)	Japanese Yen	08/26/15	(15,773,912)	(211,021)
Societe Generale Securities	896,335	Euro	07/02/15	1,000,000	(721)
RBC Capital Markets, LLC	14,027,166	Swedish Krona	07/02/15	1,700,000	(7,911)
Banc of America Securities	250,000,000	Japanese Yen	08/26/15	2,028,348	15,761

					$(233,558)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$65,865,754	$-	$65,865,754
Foreign Treasury Securities	-	45,901,775	-	45,901,775
Exchange Traded Product	28,379,821	-	-	28,379,821
Money Market Fund	-	740,206	-	740,206
Total Investments At Value	$28,379,821	$112,507,735	$-	$140,887,556

Other Financial Instruments**
Forward Currency Contracts	-	24,261	-	24,261
Total Assets	$28,379,821	$112,531,996	$-	$140,911,817
Liabilities

Other Financial Instruments**
Forward Currency Contracts	$-	$(257,819)	$-	$(257,819)
Futures	(23,100)	-	-	(23,100)
Total Liabilities	$(23,100)	$(257,819)	$-	$(280,919)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ASIAN CURRENCY FUND SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds(a) - 74.1%
Automotive - Germany - 4.1%
6,000,000	Volkswagen International Finance NV, EMTN	CNH	2.150%	5/23/2016	$956,673
Banks - China - 8.0%
5,600,000	Agricultural Development Bank of China (b)	CNH	3.000	5/21/2016	899,756
6,000,000	CCBL Funding PLC (b)	CNH	3.200	11/29/2015	965,706
					1,865,462
Banks - United Kingdom - 1.4%
2,000,000	Standard Chartered PLC (b)	CNH	2.625	5/31/2016	319,858
Industrials - United States - 3.1%
4,500,000	Caterpillar Financial Services Corp., EMTN (b)	CNH	2.950	3/3/2016	723,489
Materials - China - 4.1%
6,000,000	Sinochem Offshore Capital Co., Ltd. (b)	CNH	3.550	5/13/2017	966,489
Materials - France - 4.5%
6,500,000	Air Liquide Finance SA (b)	CNH	3.000	9/19/2016	1,044,281
Non-U.S. Government Agency - China - 4.1%
6,000,000	The Export-Import Bank of China (b)	CNH	3.000	5/14/2016	965,305
Non-U.S. Government Agency - France - 3.5%
5,000,000	Caisse d'Amortissement de la Dette Sociale (b)	CNH	3.800	2/6/2017	813,910
Non-U.S. Government - China - 4.4%
6,500,000	China Government Bond (b)	CNH	1.400	8/18/2016	1,032,683
Non-U.S. Government - Singapore - 4.7%
1,500,000	Singapore Government Bond	SGD	2.875	7/1/2015	1,113,821
Non-U.S. Government - United Kingdom - 2.7%
4,000,000	United Kingdom Government International Bond (b)	CNH	2.700	10/21/2017	640,234
Regional Authority - Canada - 4.1%
6,000,000	Province of British Columbia Canada	CNH	2.850	11/13/2016	965,900
Supranational - Global - 21.3%
31,000,000	International Bank for Reconstruction & Development, EMTN	CNH	2.400	9/18/2015	4,987,909
Utilities - China - 4.1%
6,000,000	China General Nuclear Power Corp. (b)	CNH	3.750	11/1/2015	967,702

Total Foreign Bonds (Cost $17,492,121)					17,363,716
Foreign Treasury Securities(a)- 4.7%
Central Bank - Singapore - 4.7%
1,500,000	Monetary Authority of Singapore Bill (c) (Cost $1,112,007)	SGD	0.8870	7/3/2015	1,113,656

U.S. Government & Agency Obligations(a) - 4.3%
U.S. Treasury Bills - United States - 4.3%
1,000,000	U.S. Treasury Bill (d) (Cost $999,997)	USD	0.1050	7/2/2015	1,000,000

Time Deposit(a) - 4.7%
6,868,897	Deutsche Bank (Cost $1,107,083)	CNH	2.800	8/19/2015	1,106,646

Shares
Money Market Fund - 1.7%
391,748	Morgan Stanley Institutional Liquidity Fund (e) (Cost $391,748)	USD	0.010		391,748

Total Investments – 89.5% (Cost $21,102,956)*					$20,975,766

Foreign Currencies – 14.1% (Cost $3,307,721)					3,307,213
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0%					9,529
Other Assets and Liabilities, Net – (3.6)%					(851,995
NET ASSETS – 100.0%					$23,440,513

EMTN	European Medium Term Note
PLC	Public Limited Company

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $9,339,413 or 39.8% of net assets.
(c)	Zero coupon bond. Rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.
(e)	Variable rate security. Rate presented is as of June 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,871
Gross Unrealized Depreciation	(130,061)
Net Unrealized Depreciation	$(127,190)

As of June 30, 2015, Merk Asian Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	132,400,000	China Renminbi (Yuan)	8/26/2015	$21,551,233	$35,142
J.P. Morgan Securities LLC	(200,000,000)	Japanese Yen	8/26/2015	(1,609,674)	(25,613)
					$9,529

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$17,363,716	$-	$17,363,716
Foreign Treasury Securities	-	1,113,656	-	1,113,656
U.S. Government & Agency Obligations	-	1,000,000	-	1,000,000
Time Deposit	-	1,106,646	-	1,106,646
Money Market Fund	-	391,748	-	391,748
Total Investments At Value	$-	$20,975,766	$-	$20,975,766

Other Financial Instruments**
Forward Currency Contracts	-	35,142	-	35,142
Total Assets	$-	$21,010,908	$-	$21,010,908

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(25,613)	$-	$(25,613)
Total Liabilities	$-	$(25,613)	$-	$(25,613)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) - 52.7%
Non-U.S. Government - Australia - 4.5%
2,050,000	Australia Government Bond, Series 134 (b)	AUD	4.75%	10/21/2015	$1,594,935
Non-U.S. Government - New Zealand - 4.7%
2,300,000	New Zealand Government Bond, Series 1217 (b)	NZD	6	12/15/2017	1,674,567
Non-U.S. Government - United Kingdom - 4.9%
1,090,000	United Kingdom Gilt (b)	GBP	4.75	9/7/2015	1,726,131
Non-U.S. Government Agency - Germany - 4.3%
970,000	KFW, EMTN	GBP	2.75	9/7/2015	1,530,050
Non-U.S. Government Agency - Norway - 4.4%
12,200,000	Kommunalbanken AS, EMTN	NOK	3.5	9/11/2015	1,562,105
Regional Authority - Australia - 16.6%
1,750,000	New South Wales Treasury Corp., Series 16	AUD	6	4/1/2016	1,389,993
2,100,000	Queensland Treasury Corp., Series 15 (b)	AUD	6	10/21/2015	1,639,342
2,200,000	Treasury Corp of Victoria	AUD	2.75	11/10/2015	1,701,735
1,500,000	Western Australian Treasury Corp., Series 16	AUD	3	6/8/2016	1,166,626
					5,897,696
Regional Authority - Canada - 8.9%
1,950,000	Province of Manitoba Canada	CAD	5.2	12/3/2015	1,590,523
1,950,000	Province of Saskatchewan Canada	CAD	4.25	12/3/2015	1,584,402
					3,174,925
Supranational - Europe - 4.4%
1,400,000	European Investment Bank, EMTN	EUR	3.125	10/15/2015	1,575,375
Total Foreign Bonds (Cost $19,798,152)					18,735,784
Foreign Treasury Securities (a) - 33.8%
Non-U.S. Government - Belgium - 3.1%
993,000	Belgium Treasury Bill, Series 12M (c)	EUR	0	4/14/2016	1,108,809
Non-U.S. Government - Canada - 4.5%
2,000,000	Canadian Treasury Bill (c)	CAD	0.591	12/17/2015	1,596,925
Non-U.S. Government - Ireland - 4.4%
1,400,000	Republic of Ireland Treasury Bill (c)	EUR	0	11/23/2015	1,561,066
Non-U.S. Government - Norway - 4.0%
11,400,000	Norwegian Treasury Bill (c)	NOK	0.674	12/16/2015	1,448,701
Non-U.S. Government - Sweden - 17.8%
52,300,000	Swedish Treasury Bill (c)	SEK	0	12/16/2015	6,321,866
Total Foreign Treasury Securities (Cost $12,061,462)					12,037,367

Money Market Fund - 4.2%
1,477,711	Morgan Stanley Institutional Liquidity Fund (d) (Cost $1,477,711)	USD	0.01		1,477,711

Total Investments – 90.7% (Cost $33,337,325)*					$32,250,862

Foreign Currencies – 7.3% (Cost $2,607,501)					2,584,110
Net Unrealized Gain/Loss on Forward Currency Contracts – 1.5%					523,270
Other Assets and Liabilities, Net – 0.5%					211,211
NET ASSETS – 100.0%					$35,569,453

EMTN	European Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $6,634,975 or 18.7% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Variable rate security. Rate presented is as of June 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$117,941
Gross Unrealized Depreciation	(1,204,404)
Net Unrealized Depreciation	$(1,086,463)

As of June 30, 2015, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Banc of America Securities	(3,550,000)	Australian Dollar	7/22/2015	(2,777,609)	$42,224
	(4,720,000)	Australian Dollar	7/22/2015	(3,611,475)	(25,431)
	(7,819,000)	Australian Dollar	7/22/2015	(6,049,130)	24,349
	2,500,000	Australian Dollar	7/22/2015	1,933,788	(7,460)
	3,280,000	Australian Dollar	7/22/2015	2,536,588	(9,247)
	4,400,000	Canadian Dollars	7/22/2015	3,596,734	(75,012)
	(1,220,000)	Euro	7/22/2015	(1,374,289)	13,761
	(730,000)	Euro	7/22/2015	(820,342)	6,256
	(5,905,000)	New Zealand Dollar	7/22/2015	(4,038,158)	44,818
	(4,570,000)	Norwegian Krone	7/22/2015	(583,923)	1,362
	(8,550,000)	Norwegian Krone	7/22/2015	(1,091,348)	1,437
	10,680,000	Norwegian Krone	7/22/2015	1,366,156	(4,723)
	(790,000)	Singapore Dollar	7/22/2015	(592,251)	5,908
	(10,490,000)	Swedish Krona	7/22/2015	(1,269,123)	3,129
	(15,020,000)	Swedish Krona	7/22/2015	(1,823,779)	11,078
	2,480,000	Swedish Krona	7/22/2015	302,265	(2,964)
	27,720,000	Swedish Krona	7/22/2015	3,392,508	(47,097)
	4,030,000	Swedish Krona	7/22/2015	492,231	(5,867)
	6,770,000	Swedish Krona	7/22/2015	824,234	(7,191)
Barclays Capital, Inc.	(5,220,000)	Norwegian Krone	7/22/2015	(674,225)	8,805
	(10,100,000)	Swedish Krona	7/22/2015	(1,235,778)	16,851
	(19,880,000)	Swedish Krona	7/22/2015	(2,420,371)	21,137
	(52,350,000)	Swedish Krona	7/22/2015	(6,422,031)	104,128
	(53,690,000)	Swedish Krona	7/22/2015	(6,465,380)	(14,242)
	(6,390,000)	Swedish Krona	7/22/2015	(792,662)	21,479
	18,030,000	Swedish Krona	7/22/2015	2,180,393	(4,428)
	29,380,000	Swedish Krona	7/22/2015	3,568,198	(22,449)
BNY Brokerage, Inc.	1,400,000	Canadian Dollars	7/22/2015	1,126,647	(6,099)
	118,050,000	Japanese Yen	7/22/2015	962,405	2,443
	13,100,000	Japanese Yen	7/22/2015	106,191	878
	(3,215,000)	New Zealand Dollar	7/22/2015	(2,232,412)	58,223
	(595,000)	Pounds Sterling	7/22/2015	(936,210)	1,465
	(90,000)	Pounds Sterling	7/22/2015	(141,512)	122
	(1,760,000)	Singapore Dollar	7/22/2015	(1,322,245)	15,961
J.P. Morgan Securities LLC	(4,115,000)	Australian Dollar	7/22/2015	(3,155,121)	(15,614)
	(445,000)	Australian Dollar	7/22/2015	(343,347)	460
	(7,895,000)	Australian Dollar	7/22/2015	(6,128,541)	45,200
	1,075,000	Australian Dollar	7/22/2015	822,925	5,395
	1,445,000	Australian Dollar	7/22/2015	1,117,178	(3,761)
	2,035,000	Australian Dollar	7/22/2015	1,563,532	4,498
	4,160,000	Australian Dollar	7/22/2015	3,204,270	1,138
	495,000	Australian Dollar	7/22/2015	380,552	861
	5,040,000	Australian Dollar	7/22/2015	3,900,677	(17,201)
	690,000	Australian Dollar	7/22/2015	535,034	(3,368)
	(4,070,000)	Canadian Dollars	7/22/2015	(3,352,826)	95,233
	(4,349,000)	Canadian Dollars	7/22/2015	(3,557,343)	76,440
	(4,935,000)	Canadian Dollars	7/22/2015	(3,984,475)	34,544
	(495,000)	Canadian Dollars	7/22/2015	(401,758)	5,564
	(5,180,000)	Canadian Dollars	7/22/2015	(4,209,057)	63,030
	2,070,000	Canadian Dollars	7/22/2015	1,676,330	(19,520)
	3,735,000	Canadian Dollars	7/22/2015	3,038,966	(49,504)
	6,390,000	Canadian Dollars	7/22/2015	5,168,224	(53,723)
	960,000	Canadian Dollars	7/22/2015	777,677	(9,301)
	(1,220,000)	Euro	7/22/2015	(1,366,957)	6,429
	(2,345,000)	Euro	7/22/2015	(2,654,171)	39,058

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Securities LLC	(3,930,000)	Euro	7/22/2015	(4,466,833)	$84,149
	(4,495,000)	Euro	7/22/2015	(4,999,998)	(12,767)
	(620,000)	Euro	7/22/2015	(695,479)	4,063
	(7,970,000)	Euro	7/22/2015	(9,033,361)	145,321
	1,240,000	Euro	7/22/2015	1,384,756	(1,924)
	220,000	Euro	7/22/2015	246,517	(1,176)
	4,415,000	Euro	7/22/2015	4,942,478	(18,928)
	600,000	Euro	7/22/2015	674,079	(4,967)
	665,000	Euro	7/22/2015	750,121	(8,522)
	760,000	Euro	7/22/2015	859,143	(11,601)
	(1,530,700,000)	Japanese Yen	7/22/2015	(12,471,461)	(39,278)
	(1,531,000,000)	Japanese Yen	7/22/2015	(12,475,125)	(38,066)
	(25,700,000)	Japanese Yen	7/22/2015	(207,958)	(2,094)
	(361,050,000)	Japanese Yen	7/22/2015	(2,919,776)	(31,163)
	(378,500,000)	Japanese Yen	7/22/2015	(3,082,504)	(11,057)
	(50,050,000)	Japanese Yen	7/22/2015	(404,695)	(4,375)
	(75,650,000)	Japanese Yen	7/22/2015	(613,260)	(5,044)
	1,071,600,000	Japanese Yen	7/22/2015	8,640,221	118,195
	331,550,000	Japanese Yen	7/22/2015	2,675,346	34,483
	333,600,000	Japanese Yen	7/22/2015	2,705,254	21,330
	373,650,000	Japanese Yen	7/22/2015	3,054,004	(83)
	390,450,000	Japanese Yen	7/22/2015	3,175,380	15,852
	45,700,000	Japanese Yen	7/22/2015	371,673	1,843
	(10,440,000)	New Zealand Dollar	7/22/2015	(7,174,521)	114,324
	(4,410,000)	New Zealand Dollar	7/22/2015	(3,162,391)	180,067
	(5,800,000)	New Zealand Dollar	7/22/2015	(4,029,297)	106,965
	(6,450,000)	New Zealand Dollar	7/22/2015	(4,456,651)	94,747
	1,655,000	New Zealand Dollar	7/22/2015	1,134,700	(15,483)
	4,345,000	New Zealand Dollar	7/22/2015	3,033,971	(95,603)
	5,075,000	New Zealand Dollar	7/22/2015	3,464,305	(32,264)
	8,435,000	New Zealand Dollar	7/22/2015	5,818,020	(113,732)
	8,620,000	New Zealand Dollar	7/22/2015	5,932,175	(102,778)
	(12,520,000)	Norwegian Krone	7/22/2015	(1,626,553)	30,566
	(1,900,000)	Pounds Sterling	7/22/2015	(2,946,236)	(38,664)
	(3,170,000)	Pounds Sterling	7/22/2015	(4,912,192)	(67,878)
	125,000	Pounds Sterling	7/22/2015	196,695	(320)
	2,415,000	Pounds Sterling	7/22/2015	3,800,452	(6,487)
	5,285,000	Pounds Sterling	7/22/2015	8,202,076	100,660
	6,000,000	Pounds Sterling	7/22/2015	9,311,963	114,038
	955,000	Pounds Sterling	7/22/2015	1,478,723	21,582
	(11,280,000)	Swedish Krona	7/22/2015	(1,367,569)	6,233
	(1,495,000)	Swiss Franc	7/22/2015	(1,615,758)	15,348
	(1,835,000)	Swiss Franc	7/22/2015	(1,962,647)	(1,736)
	(2,280,000)	Swiss Franc	7/22/2015	(2,469,940)	29,181
	(2,300,000)	Swiss Franc	7/22/2015	(2,466,043)	3,874
	(5,135,000)	Swiss Franc	7/22/2015	(5,525,070)	28,010
	(635,000)	Swiss Franc	7/22/2015	(681,915)	2,142
	(830,000)	Swiss Franc	7/22/2015	(885,002)	(3,520)
	(835,000)	Swiss Franc	7/22/2015	(894,808)	933
	1,855,000	Swiss Franc	7/22/2015	1,989,405	(3,612)
	2,290,000	Swiss Franc	7/22/2015	2,445,010	6,454
	2,530,000	Swiss Franc	7/22/2015	2,758,667	(50,281)
	2,715,000	Swiss Franc	7/22/2015	2,967,261	(60,831)
	2,840,000	Swiss Franc	7/22/2015	3,053,891	(13,648)
	4,345,000	Swiss Franc	7/22/2015	4,664,723	(13,365)
RBC Capital Markets, LLC	1,825,000	Canadian Dollars	7/22/2015	1,477,369	(16,655)
	530,000	Canadian Dollars	7/22/2015	429,721	(5,514)
	(419,300,000)	Japanese Yen	7/22/2015	(3,383,558)	(43,470)
	(19,505,000)	New Zealand Dollar	7/22/2015	(13,270,090)	79,559
	(2,225,000)	New Zealand Dollar	7/22/2015	(1,594,771)	90,083
	13,010,000	New Zealand Dollar	7/22/2015	9,110,305	(312,108)
	2,225,000	New Zealand Dollar	7/22/2015	1,550,574	(45,886)
	7,715,000	New Zealand Dollar	7/22/2015	5,220,795	(3,417)
	(1,790,000)	Norwegian Krone	7/22/2015	(230,174)	1,994

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
RBC Capital Markets, LLC	(3,120,000)	Norwegian Krone	7/22/2015	(404,006)	$6,284
	(8,210,000)	Norwegian Krone	7/22/2015	(1,063,569)	16,999
	17,250,000	Norwegian Krone	7/22/2015	2,179,625	19,319
	2,860,000	Norwegian Krone	7/22/2015	367,993	(3,414)
	7,910,000	Norwegian Krone	7/22/2015	1,014,286	(5,958)
	(390,000)	Singapore Dollar	7/22/2015	(289,635)	175
	(490,000)	Singapore Dollar	7/22/2015	(363,629)	(52)
	(960,000)	Singapore Dollar	7/22/2015	(712,873)	355
	2,890,000	Singapore Dollar	7/22/2015	2,141,656	3,321
	360,000	Singapore Dollar	7/22/2015	268,286	(1,092)
	(5,135,000)	Swiss Franc	7/22/2015	(5,547,487)	50,428
Societe Generale Securities	4,525,000	Australian Dollar	7/22/2015	3,498,447	(11,795)
	740,000	Australian Dollar	7/22/2015	572,006	(1,813)
	(3,915,000)	Canadian Dollars	7/22/2015	(3,171,588)	38,055
	1,740,000	Canadian Dollars	7/22/2015	1,421,213	(28,532)
	(1,125,000)	Euro	7/22/2015	(1,284,035)	29,449
	417,350,000	Japanese Yen	7/22/2015	3,402,983	8,108
	(3,230,000)	Norwegian Krone	7/22/2015	(410,956)	(788)
	1,975,000	Norwegian Krone	7/22/2015	256,163	(4,400)
	5,540,000	Norwegian Krone	7/22/2015	709,160	(2,949)
	(1,165,000)	Pounds Sterling	7/22/2015	(1,819,543)	(10,672)
	(1,790,000)	Pounds Sterling	7/22/2015	(2,819,335)	7,245
	(2,480,000)	Pounds Sterling	7/22/2015	(3,848,222)	(47,858)
	(2,880,000)	Pounds Sterling	7/22/2015	(4,567,575)	43,095
	4,145,000	Pounds Sterling	7/22/2015	6,557,440	(45,644)
	5,195,000	Pounds Sterling	7/22/2015	8,264,300	(102,954)
	(2,480,000)	Singapore Dollar	7/22/2015	(1,846,294)	5,622
	2,005,000	Singapore Dollar	7/22/2015	1,499,378	(11,254)
	230,000	Singapore Dollar	7/22/2015	171,141	(434)
	295,000	Singapore Dollar	7/22/2015	218,770	181
	5,335,000	Swedish Krona	7/22/2015	647,633	(3,774)
	5,960,000	Swedish Krona	7/22/2015	734,431	(15,144)
					$523,270

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2015.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$18,735,784	$-	$18,735,784
Foreign Treasury Securities	-	12,037,367	-	12,037,367
Money Market Fund	-	1,477,711	-	1,477,711
Total Investments At Value	$-	$32,250,862	$-	$32,250,862

Other Financial Instruments**
Forward Currency Contracts	-	2,464,293	-	2,464,293
Total Assets	$-	$34,715,155	$-	$34,715,155

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(1,941,023)	$-	$(1,941,023)
Total Assets	$-	$(1,941,023)	$-	$(1,941,023)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK CURRENCY ENHANCED U.S. EQUITY FUND SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (Unaudited)

Shares	Security Description	Currency	Value in USD

Money Market Fund - 98.4%
1,205,624	Morgan Stanley Institutional Liquidity Fund 0.01%(a) (Cost $1,205,624)	USD	$1,205,624

Total Investments – 98.4% (Cost $1,205,624)*	1,205,624

Other Assets and Liabilities, Net – 1.6%	19,608
NET ASSETS – 100.0%	$1,225,232

(a)	Variable rate security. Rate presented is as of June 30, 2015.

* Cost for federal income tax purposes is $1,205,624 and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$0
Gross Unrealized Depreciation	0
Net Unrealized Appreciation	$0

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	1,205,624
Level 3 - Significant Unobservable Inputs	-
Total	$1,205,624

The Level 2 value displayed in this table is a Money Market Fund.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2015
Shares	Security Description	Value
Common Stock - 97.3%
Consumer Discretionary - 10.5%
50,237	Discovery Communications, Inc., Class A (a)	$1,670,883
25,000	McDonald's Corp.	2,376,750
20,148	The TJX Cos., Inc.	1,333,193
37,501	Twenty-First Century Fox, Inc., Class B	1,208,282
27,409	Viacom, Inc., Class B	1,771,718
		8,360,826
Consumer Staples – 11.9%
284,945	Ambev SA, ADR	1,738,164
14,150	Diageo PLC, ADR	1,641,966
22,420	PepsiCo, Inc.	2,092,683
8,875	Valeant Pharmaceuticals International, Inc. (a)	1,971,581
29,205	Wal-Mart Stores, Inc.	2,071,511
		9,515,905
Energy - 9.8%
37,380	Devon Energy Corp.	2,223,736
19,202	Exxon Mobil Corp.	1,597,606
19,828	Occidental Petroleum Corp.	1,542,024
42,926	The Williams Cos., Inc.	2,463,523
		7,826,889
Financial - 20.0%
37,700	Aflac, Inc.	2,344,940
43,280	American International Group, Inc.	2,675,569
133,440	Bank of America Corp.	2,271,149
15,336	Berkshire Hathaway, Inc., Class B (a)	2,087,383
42,730	JPMorgan Chase & Co.	2,895,385
19,350	MasterCard, Inc., Class A	1,808,838
27,700	Visa, Inc., Class A	1,860,055
		15,943,319
Health Care - 11.3%
44,079	Abbott Laboratories	2,163,397
8,600	Express Scripts Holding Co. (a)	764,884
20,508	Gilead Sciences, Inc.	2,401,077
7,755	Johnson & Johnson	755,802
17,210	Mylan NV (a)	1,167,871
51,737	Pfizer, Inc.	1,734,742
		8,987,773
Industrials – 13.2%
27,587	AGCO Corp.	1,566,390
17,200	Danaher Corp.	1,472,148
14,865	General Dynamics Corp.	2,106,222
61,448	General Electric Co.	1,632,673
9,025	Precision Castparts Corp.	1,803,827
17,834	United Technologies Corp.	1,978,326
		10,559,586
Technology - 20.6%
28,332	Apple, Inc.	3,553,541
3,825	Google, Inc., Class A (a)	2,065,653
14,608	IBM	2,376,137
72,298	Intel Corp.	2,198,944
56,000	Microsoft Corp.	2,472,400
35,810	Oracle Corp.	1,443,143
36,900	QUALCOMM, Inc.	2,311,047
		16,420,865
Total Common Stock (Cost $62,928,967)	77,615,163

Investment Companies - 1.2%
23,897	Vanguard FTSE Emerging Markets ETF (Cost $929,132)	976,909
Total Investments - 98.5% (Cost $63,858,099)*	$78,592,072

Other Assets & Liabilities, Net – 1.5%	1,172,797
Net Assets – 100.0%	$79,764,869

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$16,574,129
Gross Unrealized Depreciation	(1,840,156)
Net Unrealized Appreciation	$14,733,973

PAYSON TOTAL RETURN FUND SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2015
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$78,592,072
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$78,592,072

The Level 1 value displayed in this table is Common Stock and Investment Companies. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:           August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:           August 20, 2015

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           August 20, 2015